UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th floor
Boston, Massachusetts 02116-5021
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)(A)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	114,103
1,500	ADVANCE AUTO PARTS, INC.	53,557	132,855
6,150	AMAZON.COM, INC.(b)	274,722	1,245,436
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	71,408
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	56,727
1,900	APOLLO GROUP, INC., CLASS A(b)	80,303	73,416
1,600	AUTOLIV, INC.(c)	44,874	107,280
500	AUTOZONE, INC.(b)	32,038	185,900
4,575	BED BATH & BEYOND, INC.(b)	120,780	300,898
4,800	BEST BUY CO., INC.	84,882	113,664
1,400	BIG LOTS, INC.(b)	15,477	60,228
2,200	BORGWARNER, INC.(b)	51,799	185,548
750	BRINKER INTERNATIONAL, INC.	10,084	20,662
6,400	CABLEVISION SYSTEMS CORP. (NEW
	YORK GROUP), CLASS A	60,070	93,952
4,168	CARMAX, INC.(b)	50,984	144,421
7,000	CARNIVAL CORP.	209,545	224,560
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	204,918
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	38,070
600	CHICO’S FAS, INC.	5,619	9,060
68,820	CINEMARK HOLDINGS, INC.	1,340,356	1,510,599
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	17,869	75,012
5,000	COACH, INC.	19,161	386,400
38,500	COMCAST CORP., CLASS A	607,791	1,155,385
4,600	D.R. HORTON, INC.	22,057	69,782
2,300	DARDEN RESTAURANTS, INC.	47,909	117,668
1,500	DICK’S SPORTING GOODS, INC.	24,802	72,120
14,821	DIRECTV, CLASS A(b)	174,284	731,268
3,350	DOLLAR TREE, INC.(b)	61,517	316,541
1,300	DREAMWORKS ANIMATION SKG, INC., CLASS A(b)	25,298	23,985
710	EXPEDIA, INC.	10,883	23,742
500	FAMILY DOLLAR STORES, INC.	12,652	31,640
3,000	FOOT LOCKER, INC.	40,394	93,150
51,663	FORD MOTOR CO.	250,257	645,271
4,600	GAMESTOP CORP., CLASS A	34,643	100,464
5,700	GANNETT CO., INC.	51,200	87,381
4,100	GAP (THE), INC.	58,946	107,174
2,200	GARMIN LTD.(c)	40,557	103,290
2,000	GENERAL MOTORS CO.(b)	47,431	51,300
7,500	GENTEX CORP.	106,860	183,750
3,450	GENUINE PARTS CO.	102,424	216,488
11,500	H&R BLOCK, INC.	120,130	189,405
500	HANESBRANDS, INC.(b)	10,750	14,770
6,750	HARLEY-DAVIDSON, INC.	39,547	331,290
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	201,283
400	HASBRO, INC.	10,206	14,688
33,825	HOME DEPOT (THE), INC.	22,060	1,701,736
4,700	INTERNATIONAL GAME TECHNOLOGY	62,322	78,913
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	177,996
1,300	ITT EDUCATIONAL SERVICES, INC.(b)	52,038	85,982
800	J.C. PENNEY CO., INC.	20,608	28,344
1,400	JARDEN CORP.	25,277	56,322
43,760	JOHNSON CONTROLS, INC.	1,250,481	1,421,325
7,750	KOHL’S CORP.	86,000	387,732
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	136,122
2,338	LAS VEGAS SANDS CORP.	16,191	134,599
3,500	LEAR CORP.	148,257	162,715
2,900	LENNAR CORP., CLASS A	38,265	78,822
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	290,464
9,800	LIBERTY INTERACTIVE CORP., CLASS A(b)	30,625	187,082
5,032	LIBERTY MEDIA CORP. - LIBERTY CAPITAL, CLASS A(b)	30,073	443,571
6,190	LIMITED BRANDS, INC.	70,745	297,120
1,000	LKQ CORP.(b)	24,950	31,170
11,400	LOWE’S COS., INC.	276,796	357,732
5,000	MACY’S, INC.	81,374	198,650
69,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	1,572,579	2,359,800

(A)	Name change effective April 30, 2012.
	Formerly known as the Clearwater Growth Fund.	1

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	$772,476	797,528
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	188,077
75,496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	1,321,371	2,152,391
4,200	MATTEL, INC.	75,213	141,372
16,100	MCDONALD’S CORP.	361,812	1,579,410
3,600	MCGRAW-HILL (THE) COS., INC.	84,305	174,492
10,000	MGM RESORTS INTERNATIONAL(b)	94,039	136,200
600	MOHAWK INDUSTRIES, INC.(b)	26,796	39,906
1,400	MORNINGSTAR, INC.	57,577	88,270
2,200	NEWELL RUBBERMAID, INC.	26,950	39,182
34,000	NEWS CORP., CLASS A	354,723	669,460
4,400	NIKE, INC., CLASS B	126,358	477,136
4,300	NORDSTROM, INC.	45,233	239,596
100	NVR, INC.(b)	51,542	72,633
3,095	OMNICOM GROUP, INC.	87,717	156,762
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	210,105
1,500	PANERA BREAD CO., CLASS A(b)	69,667	241,380
2,600	PETSMART, INC.	55,966	148,772
600	PRICELINE.COM, INC.(b)	55,053	430,500
14,100	PULTEGROUP, INC.(b)	58,797	124,785
700	PVH CORP.	26,254	62,531
1,700	RADIOSHACK CORP.	20,714	10,574
1,500	RALPH LAUREN CORP.	31,320	261,495
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	30,735	40,800
4,600	ROSS STORES, INC.	36,395	267,260
1,800	ROYAL CARIBBEAN CRUISES LTD.	22,599	52,974
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	29,214
10,400	SERVICE CORP. INTERNATIONAL	74,152	117,104
2,600	SIGNET JEWELERS LTD.(c)	52,469	122,928
9,450	STAPLES, INC.	119,696	152,901
15,750	STARBUCKS CORP.	204,658	880,267
1,810	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	59,620	102,102
12,200	TARGET CORP.	353,659	710,894
2,300	TESLA MOTORS, INC.(b)	69,786	85,652
3,600	THOMSON REUTERS CORP.	102,096	104,040
1,900	THOR INDUSTRIES, INC.	22,315	59,964
4,200	TIFFANY & CO.	122,192	290,346
6,279	TIME WARNER CABLE, INC.	208,890	511,738
21,033	TIME WARNER, INC.	476,695	793,996
10,094	TJX COS., INC.	86,033	400,833
2,210	TRIPADVISOR, INC.(b)	42,908	78,831
2,800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	87,856	130,060
2,127	URBAN OUTFITTERS, INC.(b)	37,857	61,917
1,700	VF CORP.	87,065	248,166
38,497	VIACOM, INC., CLASS B	1,641,120	1,827,068
5,300	VIRGIN MEDIA, INC.	78,460	132,394
29,960	WALT DISNEY (THE) CO.	587,935	1,311,649
2,300	WHIRLPOOL CORP.	98,184	176,778
51,630	WMS INDUSTRIES, INC.(b)	994,173	1,225,180
5,475	WYNDHAM WORLDWIDE CORP.	24,501	254,642
1,600	WYNN RESORTS LTD.	42,372	199,808
9,016	YUM! BRANDS, INC.	78,831	641,759
		18,446,036	38,306,971	10.26%
Consumer Staples:
30,100	ALTRIA GROUP, INC.	137,687	929,187
42,075	ARCHER-DANIELS-MIDLAND CO.	1,191,737	1,332,094
5,062	AVON PRODUCTS, INC.	99,766	98,000
4,300	BEAM, INC.	115,443	251,851
1,944	BROWN-FORMAN CORP., CLASS B	57,343	162,110
17,025	BUNGE LTD.	1,055,972	1,165,191
600	CAMPBELL SOUP CO.	16,020	20,310
4,000	CHURCH & DWIGHT CO., INC.	100,310	196,760
3,000	CLOROX (THE) CO.	154,515	206,250
32,261	COCA-COLA (THE) CO.	992,260	2,387,637
2,300	COCA-COLA ENTERPRISES, INC.	39,664	65,780
7,390	COLGATE-PALMOLIVE CO.	422,681	722,594
1,900	CONAGRA FOODS, INC.	33,608	49,894

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	$63,227	108,514
1,800	CORN PRODUCTS INTERNATIONAL, INC.	52,636	103,770
37,455	COSAN LTD., CLASS A(c)	519,427	556,207
7,800	COSTCO WHOLESALE CORP.	237,671	708,240
38,837	CVS CAREMARK CORP.	886,679	1,739,898
15,415	DIAGEO PLC ADR(c)(d)	1,134,127	1,487,548
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	241,260
397	ENERGIZER HOLDINGS, INC.(b)	20,533	29,449
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	231,284
1,800	FLOWERS FOODS, INC.	25,434	36,666
12,400	GENERAL MILLS, INC.	277,056	489,180
2,800	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	71,140	131,152
3,000	H.J. HEINZ CO.	93,909	160,650
3,800	HERBALIFE LTD.(c)	52,204	261,516
1,700	HERSHEY (THE) CO.	62,742	104,261
2,400	HORMEL FOODS CORP.	43,206	70,848
1,600	J.M. SMUCKER (THE) CO.	64,617	130,176
2,300	KELLOGG CO.	99,285	123,349
1,550	KIMBERLY-CLARK CORP.	72,786	114,530
52,858	KRAFT FOODS, INC., CLASS A	1,256,181	2,009,133
13,400	KROGER (THE) CO.	228,089	324,682
1,374	LORILLARD, INC.	34,726	177,906
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	43,544
2,200	MEAD JOHNSON NUTRITION CO.	103,422	181,456
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	81,450
900	MONSTER BEVERAGE CORP.(b)	15,478	55,881
27,500	PEPSICO, INC.	1,031,385	1,824,625
33,232	PHILIP MORRIS INTERNATIONAL, INC.	329,453	2,944,688
200	POST HOLDINGS, INC.(b)	4,616	6,586
49,560	PROCTER & GAMBLE (THE) CO.	882,493	3,330,928
400	RALCORP HOLDINGS, INC.(b)	25,772	29,636
3,000	REYNOLDS AMERICAN, INC.	29,474	124,320
53,210	SAFEWAY, INC.	1,141,204	1,075,374
19,450	SARA LEE CORP.	231,179	418,758
5,700	SMITHFIELD FOODS, INC.(b)	106,346	125,571
7,900	SYSCO CORP.	121,025	235,894
10,210	TYSON FOODS, INC., CLASS A	131,419	195,521
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,633,440
20,150	WALGREEN CO.	231,445	674,823
22,596	WAL-MART STORES, INC.	932,715	1,382,875
4,400	WHOLE FOODS MARKET, INC.	116,393	366,080
		16,876,714	31,659,327	8.48%
Energy:
1,142	ALPHA NATURAL RESOURCES, INC.(b)	26,874	17,370
9,446	ANADARKO PETROLEUM CORP.	319,802	740,000
13,056	APACHE CORP.	879,601	1,311,345
6,400	ARCH COAL, INC.	68,943	68,544
1,700	ATWOOD OCEANICS, INC.(b)	51,221	76,313
5,000	BAKER HUGHES, INC.	219,568	209,700
58,000	BP PLC ADR(c)(d)	2,621,492	2,610,000
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	253,584
10,400	CHESAPEAKE ENERGY CORP.	207,021	240,968
34,095	CHEVRON CORP.	1,499,394	3,656,348
400	CIMAREX ENERGY CO.	24,008	30,188
44,755	CLOUD PEAK ENERGY, INC.(b)	993,266	712,947
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	216,216
1,700	CONCHO RESOURCES, INC.(b)	49,632	173,536
26,744	CONOCOPHILLIPS	660,522	2,032,811
5,431	CONSOL ENERGY, INC.	148,332	185,197
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	85,820
400	CORE LABORATORIES N.V.(c)	48,064	52,628
9,300	DENBURY RESOURCES, INC.(b)	88,950	169,539
48,930	DEVON ENERGY CORP.	3,283,510	3,479,902
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	139,170
17,400	EL PASO CORP.	139,789	514,170
22,077	ENSCO PLC ADR(c)(d)	1,077,920	1,168,536
25,405	ENTERPRISE PRODUCTS PARTNERS L.P.	1,070,921	1,282,190
4,800	EOG RESOURCES, INC.	62,765	533,280

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
4,000	EQT CORP.	$132,900	192,840
82,251	EXXON MOBIL CORP.	3,236,727	7,133,629
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	121,008
4,800	FOREST OIL CORP.(b)	54,895	58,176
15,158	HALLIBURTON CO.	274,762	503,094
3,100	HELMERICH & PAYNE, INC.	39,003	167,245
16,995	HESS CORP.	1,003,371	1,001,855
4,000	HOLLYFRONTIER CORP.	52,098	128,600
47,321	KINDER MORGAN, INC.	1,486,725	1,828,957
2,939	LONE PINE RESOURCES, INC.(b)(c)	21,418	19,103
25,695	MAGELLAN MIDSTREAM PARTNERS L.P.	1,489,018	1,858,776
40,546	MARATHON OIL CORP.	961,443	1,285,308
21,710	MARATHON PETROLEUM CORP.	739,969	941,346
164,500	MCDERMOTT INTERNATIONAL, INC.(b)	1,874,600	2,107,245
2,400	MURPHY OIL CORP.	32,055	135,048
4,600	NABORS INDUSTRIES LTD.(b)(c)	65,274	80,454
8,722	NATIONAL OILWELL VARCO, INC.	214,854	693,137
1,542	NEWFIELD EXPLORATION CO.(b)	62,333	53,476
4,200	NOBLE ENERGY, INC.	158,333	410,676
22,980	OCCIDENTAL PETROLEUM CORP.	681,460	2,188,385
2,400	OCEANEERING INTERNATIONAL, INC.	61,422	129,336
1,300	PATTERSON-UTI ENERGY, INC.	24,310	22,477
3,500	PEABODY ENERGY CORP.	69,937	101,360
3,200	PIONEER NATURAL RESOURCES CO.	48,507	357,088
5,100	PLAINS EXPLORATION & PRODUCTION CO.(b)	137,712	217,515
56,000	QEP RESOURCES, INC.	1,966,765	1,708,000
10,700	QUICKSILVER RESOURCES, INC.(b)	91,699	53,928
1,200	RANGE RESOURCES CORP.	39,654	69,768
700	ROWAN COS., INC.(b)	19,887	23,051
12,200	SANDRIDGE ENERGY, INC.(b)	69,540	95,526
19,100	SCHLUMBERGER LTD.	491,561	1,335,663
9,300	SOUTHWESTERN ENERGY CO.(b)	163,645	284,580
10,954	SPECTRA ENERGY CORP.	155,906	345,599
2,400	SUNOCO, INC.	41,965	91,560
900	SUPERIOR ENERGY SERVICES, INC.(b)	27,135	23,724
1,200	TESORO CORP.(b)	24,660	32,208
23,540	TIDEWATER, INC.	1,177,172	1,271,631
12,110	VALERO ENERGY CORP.	130,822	312,075
2,600	WHITING PETROLEUM CORP.(b)	73,761	141,180
7,200	WILLIAMS (THE) COS., INC.	152,628	221,832
2,400	WPX ENERGY, INC.(b)	34,284	43,224
		31,466,843	47,749,985	12.79%
Financials:
6,000	ACE LTD.(c)	317,873	439,200
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	122,991
9,850	AFLAC, INC.	262,100	453,001
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,600	153,573
4,626	ALLEGHANY CORP.(b)	1,300,922	1,522,417
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	185,409
8,300	ALLSTATE (THE) CORP.	197,623	273,236
1,700	AMERICAN CAPITAL AGENCY CORP.	50,762	50,218
18,333	AMERICAN EXPRESS CO.	546,904	1,060,747
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	69,444
94,500	AMERICAN INTERNATIONAL GROUP, INC.(b)	2,587,871	2,913,435
22,580	AMERICAN INTERNATIONAL GROUP, INC., (FRACTIONAL SHARES)(b)	-	-
3,550	AMERICAN TOWER CORP.	164,786	223,721
5,191	AMERIPRISE FINANCIAL, INC.	160,907	296,562
4,748	AON CORP.(b)(c)	110,582	232,937
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	95,815
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	178,752
1,600	ARTHUR J. GALLAGHER & CO.	34,040	57,184
2,500	ASSURANT, INC.	60,538	101,250
734	AVALONBAY COMMUNITIES, INC.	31,138	103,751
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	29,853
370,400	BANK OF AMERICA CORP.	4,202,359	3,544,728
456	BANK OF MONTREAL(c)	23,826	27,095

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
40,700	BANK OF NEW YORK MELLON (THE) CORP.	$903,494	982,091
52,212	BB&T CORP.	1,262,615	1,638,935
24,800	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,005,674	2,012,520
3,388	BOSTON PROPERTIES, INC.	171,468	355,706
1,100	BRE PROPERTIES, INC.	25,168	55,605
900	CAMDEN PROPERTY TRUST	24,065	59,175
33,467	CAPITAL ONE FINANCIAL CORP.	1,440,404	1,865,450
16,000	CAPITALSOURCE, INC.	77,952	105,600
1,000	CBOE HOLDINGS, INC.	23,780	28,420
21,400	CHARLES SCHWAB (THE) CORP.	186,608	307,518
79,100	CHIMERA INVESTMENT CORP.	239,978	223,853
2,700	CHUBB (THE) CORP.	86,607	186,597
1,400	CIT GROUP, INC.(b)	49,108	57,736
116,581	CITIGROUP, INC.	4,421,619	4,261,035
2,000	CITY NATIONAL CORP.	75,538	104,940
1,373	CME GROUP, INC.	311,424	397,250
1,100	CNA FINANCIAL CORP.	25,102	32,263
8,000	COMMONWEALTH REIT	152,086	148,960
400	DIGITAL REALTY TRUST, INC.	15,650	29,588
16,287	DISCOVER FINANCIAL SERVICES	233,079	543,008
5,200	DOUGLAS EMMETT, INC.	63,182	118,612
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	36,594
5,416	EQUITY RESIDENTIAL	174,162	339,150
400	ERIE INDEMNITY CO., CLASS A	26,912	31,176
900	FEDERAL REALTY INVESTMENT TRUST	48,326	87,111
5,100	FEDERATED INVESTORS, INC., CLASS B	97,600	114,291
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	28,848
25,300	FIFTH THIRD BANCORP	220,963	355,465
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	73,076
30,500	FIRST HORIZON NATIONAL CORP.	193,065	316,590
95,534	FIRST HORIZON NATIONAL CORP. (FRACTIONAL SHARES)(b)	-	-
49,700	FIRST INTERSTATE BANCSYSTEM, INC.	718,026	726,614
32,990	FIRST REPUBLIC BANK(b)	941,075	1,086,691
3,359	FRANKLIN RESOURCES, INC.	189,834	416,617
65,000	GETTY REALTY CORP.	966,244	1,012,700
9,000	GOLDMAN SACHS GROUP (THE), INC.	771,906	1,119,330
1,400	GREEN DOT CORP., CLASS A(b)	44,569	37,128
3,500	GREENHILL & CO., INC.	106,120	152,740
700	HANOVER INSURANCE GROUP (THE), INC.	24,899	28,784
2,500	HARTFORD FINANCIAL SERVICES GROUP, INC.	35,288	52,700
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	31,170
7,100	HCP, INC.	108,389	280,166
2,000	HEALTH CARE REIT, INC.	90,640	109,920
1,800	HOSPITALITY PROPERTIES TRUST	23,967	47,646
16,122	HOST HOTELS & RESORTS, INC.	138,445	264,723
678	HOWARD HUGHES (THE) CORP.(b)	20,502	43,304
35,000	HUNTINGTON BANCSHARES, INC.	169,770	225,750
118,470	INLAND REAL ESTATE CORP.	1,004,386	1,050,829
1,300	INTERCONTINENTALEXCHANGE, INC.(b)	157,514	178,646
12,700	INVESCO LTD.	205,676	338,709
33,700	JANUS CAPITAL GROUP, INC.	222,792	300,267
700	JONES LANG LASALLE, INC.	39,950	58,317
57,546	JPMORGAN CHASE & CO.	1,418,084	2,645,965
5,900	KEYCORP	30,060	50,150
8,201	KIMCO REALTY CORP.	101,601	157,951
4,852	LEGG MASON, INC.	82,631	135,516
1,100	LIBERTY PROPERTY TRUST	24,364	39,292
6,000	LOEWS CORP.	131,444	239,220
2,600	LPL INVESTMENT HOLDINGS, INC.(b)	67,938	98,644
2,000	M&T BANK CORP.	145,114	173,760
5,123	MACERICH (THE) CO.	121,389	295,853
1,500	MACK-CALI REALTY CORP.	43,185	43,230
300	MARKEL CORP.(b)	101,683	134,682
5,678	MARSH & MCLENNAN COS., INC.	135,775	186,182
4,033	MBIA, INC.(b)	45,815	39,523
1,300	MERCURY GENERAL CORP.	38,018	56,862

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
7,900	METLIFE, INC.	$230,694	295,065
10,200	MORGAN STANLEY	166,690	200,328
2,400	MSCI, INC., CLASS A(b)	68,930	88,344
4,500	NASDAQ OMX GROUP (THE), INC.(b)	107,280	116,550
33,850	NATIONSTAR MORTGAGE HOLDINGS, INC.(b)	473,165	486,086
11,049	NEW YORK COMMUNITY BANCORP, INC.	128,782	153,692
102	NORTHERN TRUST CORP.	3,787	4,840
2,200	PARTNERRE LTD.(c)	119,028	149,358
2,400	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	43,440	42,600
4,385	PLUM CREEK TIMBER CO., INC.	105,969	182,241
25,040	PNC FINANCIAL SERVICES GROUP, INC.	1,261,077	1,614,830
7,100	PRINCIPAL FINANCIAL GROUP, INC.	166,209	209,521
6,048	PROGRESSIVE (THE) CORP.	80,691	140,193
10,169	PROLOGIS, INC.	257,893	366,287
2,200	PROTECTIVE LIFE CORP.	24,849	65,164
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	538,815
1,091	PUBLIC STORAGE	67,691	150,743
26,590	RAYMOND JAMES FINANCIAL, INC.	828,815	971,333
6,972	RAYONIER, INC.	104,763	307,395
2,700	REALTY INCOME CORP.	63,519	104,571
3,900	REGENCY CENTERS CORP.	93,198	173,472
9,099	REGIONS FINANCIAL CORP.	36,947	59,962
2,200	REINSURANCE GROUP OF AMERICA, INC.	105,732	130,834
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,231	219,617
7,500	SEI INVESTMENTS CO.	108,537	155,175
1,300	SENIOR HOUSING PROPERTIES TRUST	20,787	28,665
3,595	SIMON PROPERTY GROUP, INC.	157,583	523,720
1,900	SL GREEN REALTY CORP.	58,204	147,345
12,600	SLM CORP.	134,787	198,576
1,600	ST. JOE (THE) CO.(b)	25,024	30,416
2,000	STATE STREET CORP.	81,832	91,000
6,634	SUNTRUST BANKS, INC.	92,816	160,344
71,920	SYMETRA FINANCIAL CORP.	840,668	829,238
6,349	T. ROWE PRICE GROUP, INC.	125,884	414,590
2,100	TAUBMAN CENTERS, INC.	61,287	153,195
12,000	TCF FINANCIAL CORP.	111,496	142,680
3,266	TD AMERITRADE HOLDING CORP.	45,983	64,471
5,100	TORCHMARK CORP.	138,962	254,235
10,688	TRAVELERS (THE) COS., INC.	378,568	632,730
30,785	U.S. BANCORP	618,521	975,269
2,400	UDR, INC.	24,876	64,104
39,000	UNUM GROUP	838,106	954,720
1,100	VALIDUS HOLDINGS LTD.(c)	23,557	34,045
1,800	VENTAS, INC.	73,053	102,780
1,300	VORNADO REALTY TRUST	76,002	109,460
1,106	W.R. BERKLEY CORP.	29,276	39,949
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,337	93,989
1,800	WASHINGTON FEDERAL, INC.	23,535	30,276
1,900	WEINGARTEN REALTY INVESTORS	25,128	50,217
77,800	WELLS FARGO & CO.	957,533	2,656,092
4,900	XL GROUP PLC(c)	95,648	106,281
		41,848,420	54,707,466	14.66%
Health Care:
44,965	ABBOTT LABORATORIES	1,858,140	2,755,905
8,103	AETNA, INC.	108,542	406,446
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	278,580
5,507	ALLERGAN, INC.	201,259	525,533
7,200	AMERISOURCEBERGEN CORP.	115,968	285,696
19,100	AMGEN, INC.	77,684	1,298,609
4,600	BAXTER INTERNATIONAL, INC.	247,474	274,988
21,490	BAYER A.G. ADR(c)(d)	1,547,959	1,510,532
2,500	BECTON, DICKINSON AND CO.	123,650	194,125
5,750	BIOGEN IDEC, INC.(b)	72,723	724,328
201,435	BOSTON SCIENTIFIC CORP.(b)	1,355,204	1,204,581
19,400	BRISTOL-MYERS SQUIBB CO.	455,461	654,750
2,000	BRUKER CORP.(b)	28,160	30,620
1,700	C.R. BARD, INC.	111,570	167,824
3,400	CARDINAL HEALTH, INC.	102,635	146,574

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
84,100	CAREFUSION CORP.(b)	$2,085,997	2,180,713
6,436	CELGENE CORP.(b)	146,839	498,919
1,800	CERNER CORP.(b)	40,604	137,088
5,700	CIGNA CORP.	89,680	280,725
3,400	COMMUNITY HEALTH SYSTEMS, INC.(b)	58,650	75,616
24,935	COVIDIEN PLC(c)	1,084,225	1,363,446
1,425	DAVITA, INC.(b)	21,812	128,492
2,500	DENDREON CORP.(b)	24,700	26,638
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	148,481
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	276,374
12,000	ELI LILLY & CO.	408,950	483,240
9,100	EXPRESS SCRIPTS, INC.(b)	173,782	493,038
800	FOREST LABORATORIES, INC.(b)	25,000	27,752
20,885	GEN-PROBE, INC.(b)	1,125,283	1,386,973
14,260	GILEAD SCIENCES, INC.(b)	231,726	696,601
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	46,368
68,310	HEALTHSOUTH CORP.(b)	1,240,167	1,398,989
1,900	HENRY SCHEIN, INC.(b)	86,166	143,792
1,300	HILL-ROM HOLDINGS, INC.	38,228	43,433
7,208	HOLOGIC, INC.(b)	102,880	155,332
16,105	HOSPIRA, INC.(b)	535,237	602,166
3,900	HUMANA, INC.	39,107	360,672
1,400	IDEXX LABORATORIES, INC.(b)	60,410	122,430
3,700	ILLUMINA, INC.(b)	158,027	194,657
65,561	JOHNSON & JOHNSON	2,982,969	4,324,404
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	73,232
1,373	LIFE TECHNOLOGIES CORP.(b)	35,179	67,030
825	LINCARE HOLDINGS, INC.	16,059	21,351
5,700	MCKESSON CORP.	202,596	500,289
9,756	MEDCO HEALTH SOLUTIONS, INC.(b)	137,776	685,847
10,100	MEDTRONIC, INC.	345,105	395,819
48,078	MERCK & CO., INC.	1,123,592	1,846,195
1,421	METTLER-TOLEDO INTERNATIONAL, INC.(b)	109,762	262,530
83,600	MYLAN, INC.(b)	1,543,849	1,960,420
18,340	NOVARTIS A.G. ADR(c)(d)	1,089,924	1,016,219
1,600	PATTERSON COS., INC.	29,864	53,440
3,400	PERKINELMER, INC.	53,706	94,044
2,900	PERRIGO CO.	109,545	299,599
165,955	PFIZER, INC.	1,385,419	3,760,540
21,465	QUEST DIAGNOSTICS, INC.	1,139,862	1,312,585
4,000	RESMED, INC.(b)	81,990	123,640
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	46,386
7,839	ST. JUDE MEDICAL, INC.	226,619	347,346
7,200	STRYKER CORP.	119,192	399,456
500	SXC HEALTH SOLUTIONS CORP.(b)	27,765	37,480
17,735	TELEFLEX, INC.	914,626	1,084,495
7,100	TENET HEALTHCARE CORP.(b)	31,133	37,701
7,400	THERMO FISHER SCIENTIFIC, INC.	156,535	417,212
17,202	UNITEDHEALTH GROUP, INC.	273,316	1,013,886
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	85,329
29,760	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)(c)	878,700	1,597,814
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	344,800
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	123,030
1,900	WARNER CHILCOTT PLC, CLASS A(b)(c)	29,963	31,939
2,600	WATERS CORP.(b)	60,997	240,916
3,175	WATSON PHARMACEUTICALS, INC.(b)	79,361	212,916
9,249	WELLPOINT, INC.	325,438	682,576
21,194	ZIMMER HOLDINGS, INC.	1,204,986	1,362,350
		29,578,755	46,593,842	12.48%
Industrials:
8,487	3M CO.	521,998	757,125
38,100	ABB LTD. ADR(b)(c)(d)	760,911	777,621
3,500	AECOM TECHNOLOGY CORP.(b)	64,365	78,295
22,085	AGCO CORP.(b)	860,573	1,042,633
50,560	AIR LEASE CORP.(b)	1,319,684	1,216,979
3,450	AMETEK, INC.	73,220	167,359
29,405	AVERY DENNISON CORP.	881,509	885,973

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,700	BABCOCK & WILCOX (THE) CO.(b)	$35,478	69,525
1,700	BE AEROSPACE, INC.(b)	47,626	78,999
17,000	BOEING (THE) CO.	402,135	1,264,290
3,400	C.H. ROBINSON WORLDWIDE, INC.	164,205	222,666
2,200	CARLISLE COS., INC.	45,116	109,824
11,004	CATERPILLAR, INC.	295,368	1,172,146
2,500	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	50,995	107,975
2,027	CON-WAY, INC.	44,529	66,100
1,400	COOPER INDUSTRIES PLC	60,725	89,530
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	63,360
2,600	CORRECTIONS CORP. OF AMERICA(b)	49,022	71,006
3,948	CRANE CO.	66,572	191,478
27,900	CSX CORP.	97,923	600,408
3,800	CUMMINS, INC.	53,831	456,152
11,163	DANAHER CORP.	255,642	625,128
7,300	DEERE & CO.	199,160	590,570
40,550	DIGITALGLOBE, INC.(b)	1,182,123	540,937
600	DONALDSON CO., INC.	10,200	21,438
3,325	DOVER CORP.	122,574	209,275
1,987	DUN & BRADSTREET (THE) CORP.	49,383	168,359
8,400	EATON CORP.	158,064	418,572
36,230	EMCOR GROUP, INC.	1,025,298	1,004,296
15,500	EMERSON ELECTRIC CO.	422,332	808,790
195,600	EXELIS, INC.	2,224,286	2,448,912
1,800	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	57,067	83,718
1,300	FASTENAL CO.	20,267	70,330
6,653	FEDEX CORP.	130,734	611,810
2,550	FLUOR CORP.	52,518	153,102
4,300	FORTUNE BRANDS HOME & SECURITY, INC.(b)	33,889	94,901
300	GARDNER DENVER, INC.	16,684	18,906
1,400	GATX CORP.	24,276	56,420
2,500	GENERAL CABLE CORP.(b)	60,825	72,700
1,600	GENERAL DYNAMICS CORP.	106,728	117,408
285,000	GENERAL ELECTRIC CO.	4,338,563	5,719,950
3,200	GOODRICH CORP.	95,088	401,408
2,000	GRAFTECH INTERNATIONAL LTD.(b)	28,540	23,880
1,600	HARSCO CORP.	28,236	37,536
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	99,264
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	560,927
1,200	HUBBELL, INC., CLASS B	43,310	94,296
610	HUNTINGTON INGALLS INDUSTRIES, INC.(b)	14,978	24,546
2,500	IDEX CORP.	58,238	105,325
700	IHS, INC., CLASS A(b)	30,838	65,555
4,824	ILLINOIS TOOL WORKS, INC.	155,812	275,547
1,400	IRON MOUNTAIN, INC.	31,507	40,320
28,800	ITT CORP.	517,715	660,672
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	114,177
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	91,757
2,038	JOY GLOBAL, INC.	92,539	149,793
2,900	KANSAS CITY SOUTHERN(b)	46,328	207,901
2,800	KBR, INC.	55,655	99,540
988	KENNAMETAL, INC.	44,954	43,996
1,200	L-3 COMMUNICATIONS HOLDINGS, INC.	56,882	84,924
1,200	LANDSTAR SYSTEM, INC.	38,351	69,264
900	LENNOX INTERNATIONAL, INC.	26,811	36,270
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	63,448
2,600	LOCKHEED MARTIN CORP.	74,846	233,636
17,445	MANPOWER, INC.	640,659	826,370
13,200	MASCO CORP.	97,548	176,484
45,800	MASTEC, INC.(b)	698,750	828,522
700	NORDSON CORP.	29,470	38,157
5,360	NORFOLK SOUTHERN CORP.	121,639	352,849
3,660	NORTHROP GRUMMAN CORP.	139,878	223,553
6,300	OSHKOSH CORP.(b)	109,053	145,971
1,100	OWENS CORNING(b)	22,578	39,633
8,389	PACCAR, INC.	91,278	392,857
2,200	PALL CORP.	55,214	131,186
2,850	PARKER HANNIFIN CORP.	123,853	240,967

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,100	PRECISION CASTPARTS CORP.	$126,967	363,090
47,690	QUANTA SERVICES, INC.(b)	942,788	996,721
5,700	RAYTHEON CO.	160,192	300,846
52,478	REPUBLIC SERVICES, INC.	1,433,244	1,603,728
5,250	ROCKWELL AUTOMATION, INC.	73,987	418,425
5,214	ROCKWELL COLLINS, INC.	154,727	300,118
300	ROPER INDUSTRIES, INC.	19,526	29,748
600	RYDER SYSTEM, INC.	24,336	31,680
700	SNAP-ON, INC.	17,991	42,679
20,400	SOUTHWEST AIRLINES CO.	154,768	168,096
57,035	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	1,322,174	1,395,076
300	SPX CORP.	11,766	23,259
2,557	STANLEY BLACK & DECKER, INC.	72,048	196,787
2,000	STERICYCLE, INC.(b)	95,284	167,280
10,500	TYCO INTERNATIONAL LTD.(c)	388,274	589,890
7,600	UNION PACIFIC CORP.	219,426	816,848
8,340	UNITED PARCEL SERVICE, INC., CLASS B	462,103	673,205
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,397,539
34,715	UNIVERSAL FOREST PRODUCTS, INC.	1,224,005	1,196,973
22,655	URS CORP.	997,617	963,291
2,000	USG CORP.(b)	12,350	34,400
4,100	UTI WORLDWIDE, INC.(c)	50,357	70,643
1,700	W.W. GRAINGER, INC.	74,317	365,177
1,966	WABCO HOLDINGS, INC.(b)	30,197	118,904
700	WABTEC CORP.	25,603	52,759
1,650	WASTE CONNECTIONS, INC.	29,915	53,674
8,650	WASTE MANAGEMENT, INC.	135,675	302,404
57,600	XYLEM, INC.	1,826,023	1,598,400
		31,145,490	44,577,137	11.94%
Information Technology:
8,100	ACCENTURE PLC, CLASS A(c)	365,109	522,450
5,600	ACTIVISION BLIZZARD, INC.	9,966	71,792
6,224	ADOBE SYSTEMS, INC.(b)	79,363	213,545
14,300	ADVANCED MICRO DEVICES, INC.(b)	64,278	114,686
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	121,110
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	201,536
5,000	ALTERA CORP.	94,155	199,100
8,600	ANALOG DEVICES, INC.	120,368	347,440
1,300	ANSYS, INC.(b)	34,888	84,526
7,800	AOL, INC.(b)	143,208	147,966
15,000	APPLE, INC.(b)	411,858	8,992,050
3,400	APPLIED MATERIALS, INC.	44,064	42,296
700	ARROW ELECTRONICS, INC.(b)	18,814	29,379
94,135	ATMEL CORP.(b)	871,644	928,171
46,035	ATMI, INC.(b)	896,157	1,072,616
1,686	AUTODESK, INC.(b)	32,709	71,352
4,066	AUTOMATIC DATA PROCESSING, INC.	132,231	224,403
62,520	AVNET, INC.(b)	2,054,962	2,275,103
64,575	BENCHMARK ELECTRONICS, INC.(b)	1,109,136	1,064,842
4,550	BMC SOFTWARE, INC.(b)	89,322	182,728
9,791	BROADCOM CORP., CLASS A(b)	158,365	384,786
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	52,124
1,600	CA, INC.	42,752	44,096
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	49,728
132,150	CISCO SYSTEMS, INC.	716,508	2,794,972
4,234	CITRIX SYSTEMS, INC.(b)	47,866	334,105
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	484,785
176,310	COMPUWARE CORP.(b)	1,739,108	1,620,289
6,700	CORELOGIC, INC.(b)	76,313	109,344
55,900	CORNING, INC.	644,118	787,072
1,300	CREE, INC.(b)	33,512	41,119
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	8,013	42,201
9,250	DELL, INC.(b)	124,839	153,550
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	76,120
14,300	EBAY, INC.(b)	312,035	527,527
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	60,220
34,310	EMC CORP.(b)	233,560	1,025,183

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
900	EQUINIX, INC.(b)	$69,754	141,705
1,300	F5 NETWORKS, INC.(b)	30,062	175,448
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	258,402
3,950	FISERV, INC.(b)	108,063	274,090
1,400	FLIR SYSTEMS, INC.	30,177	35,434
1,400	FORTINET, INC.(b)	24,304	38,710
1,000	GLOBAL PAYMENTS, INC.	33,115	47,470
6,404	GOOGLE, INC., CLASS A(b)	2,646,599	4,106,501
2,800	HARRIS CORP.	37,337	126,224
36,727	HEWLETT-PACKARD CO.	631,890	875,204
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	96,512
133,465	INTEL CORP.	895,626	3,751,701
20,046	INTERNATIONAL BUSINESS MACHINES CORP.	1,860,986	4,182,598
5,000	INTUIT, INC.	103,285	300,650
1,900	ITRON, INC.(b)	65,968	86,279
900	JABIL CIRCUIT, INC.	14,716	22,608
4,667	JUNIPER NETWORKS, INC.(b)	75,460	106,781
2,600	KLA-TENCOR CORP.	86,094	141,492
3,000	LAM RESEARCH CORP.(b)	83,706	133,860
3,700	LENDER PROCESSING SERVICES, INC.	55,722	96,200
2,000	LEXMARK INTERNATIONAL, INC., CLASS A	30,530	66,480
5,400	LINEAR TECHNOLOGY CORP.	119,475	181,980
400	LINKEDIN CORP., CLASS A(b)	25,488	40,796
23,700	LSI CORP.(b)	99,658	205,716
5,900	MARVELL TECHNOLOGY GROUP LTD.(b)(c)	29,825	92,807
1,700	MASTERCARD, INC., CLASS A	182,283	714,918
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	125,796
4,200	MICROCHIP TECHNOLOGY, INC.	66,924	156,240
15,300	MICRON TECHNOLOGY, INC.(b)	68,621	123,930
1,000	MICROS SYSTEMS, INC.(b)	26,215	55,290
123,950	MICROSOFT CORP.	535,441	3,997,388
2,400	MOTOROLA MOBILITY HOLDINGS, INC.(b)	30,871	94,176
56,428	MOTOROLA SOLUTIONS, INC.	2,240,348	2,868,235
4,200	NETAPP, INC.(b)	94,994	188,034
4,800	NEUSTAR, INC., CLASS A(b)	79,848	178,800
1,600	NOVELLUS SYSTEMS, INC.(b)	40,000	79,856
6,400	NUANCE COMMUNICATIONS, INC.(b)	106,040	163,712
8,900	NVIDIA CORP.(b)	60,716	136,971
4,000	ON SEMICONDUCTOR CORP.(b)	30,100	36,040
70,462	ORACLE CORP.	105,191	2,054,672
6,266	PAYCHEX, INC.	76,160	194,183
22,600	QUALCOMM, INC.	587,258	1,537,252
4,200	RED HAT, INC.(b)	61,669	251,538
143,880	RF MICRO DEVICES, INC.(b)	887,311	716,522
1,100	RIVERBED TECHNOLOGY, INC.(b)	23,815	30,888
6,980	ROVI CORP.(b)	201,118	227,199
2,000	SAIC, INC.(b)	24,560	26,400
1,900	SALESFORCE.COM, INC.(b)	86,711	293,569
5,300	SANDISK CORP.(b)	51,148	262,827
6,500	SEAGATE TECHNOLOGY PLC(c)	61,133	175,175
13,177	SUNPOWER CORP.(b)	117,625	84,069
15,519	SYMANTEC CORP.(b)	88,098	290,205
1,500	SYNOPSYS, INC.(b)	24,907	45,990
27,870	TE CONNECTIVITY LTD.(c)	928,524	1,024,223
14,300	TELLABS, INC.	64,350	57,915
4,500	TERADATA CORP.(b)	73,317	306,675
4,400	TERADYNE, INC.(b)	40,150	74,316
17,400	TEXAS INSTRUMENTS, INC.	280,527	584,814
2,500	TRIMBLE NAVIGATION LTD.(b)	38,162	136,050
7,500	VISA, INC., CLASS A	543,213	885,000
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	94,848
557	VISHAY PRECISION GROUP, INC.(b)	5,692	8,260
1,500	VMWARE, INC., CLASS A(b)	47,285	168,555
2,666	WEBMD HEALTH CORP.(b)	58,227	68,196
5,900	WESTERN DIGITAL CORP.(b)	91,433	244,201
14,207	XEROX CORP.	94,177	114,793

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
6,750	XILINX, INC.	$47,180	245,903
15,940	YAHOO!, INC.(b)	136,630	242,607
		26,958,525	60,446,191	16.19%
Materials:
9,600	AGNICO-EAGLE MINES LTD.(c)	444,382	320,448
3,375	AIR PRODUCTS & CHEMICALS, INC.	165,820	309,825
400	AIRGAS, INC.	16,882	35,588
1,300	ALBEMARLE CORP.	29,152	83,096
24,254	ALCOA, INC.	252,346	243,025
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	65,872
2,600	ALLIED NEVADA GOLD CORP.(b)	78,364	84,578
55,000	ANGLOGOLD ASHANTI LTD. ADR(c)(d)	2,570,646	2,030,600
800	APTARGROUP, INC.	27,324	43,816
1,600	ASHLAND, INC.	47,358	97,696
146,615	AURICO GOLD, INC.(b)(c)	1,166,018	1,306,675
3,064	BALL CORP.	11,968	131,384
3,000	BEMIS CO., INC.	66,889	96,870
1,100	CABOT CORP.	44,143	46,948
932	CELANESE CORP., SERIES A	45,090	43,040
1,300	CF INDUSTRIES HOLDINGS, INC.	124,851	237,445
1,700	CLIFFS NATURAL RESOURCES, INC.	42,764	117,742
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	35,870
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,575,587
700	CYTEC INDUSTRIES, INC.	25,564	42,553
1,000	DOMTAR CORP.(c)	52,480	95,380
11,000	DOW CHEMICAL (THE) CO.	238,011	381,040
13,025	E.I. DU PONT DE NEMOURS & CO.	385,472	689,022
438	EAGLE MATERIALS, INC.	1,727	15,221
3,000	EASTMAN CHEMICAL CO.	58,012	155,070
4,491	ECOLAB, INC.	162,542	277,185
20,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	517,188	779,668
900	GREIF, INC., CLASS A	27,104	50,328
3,290	HUNTSMAN CORP.	46,290	46,093
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	215,824
9,431	INTERNATIONAL PAPER CO.	117,152	331,028
3,379	INTREPID POTASH, INC.(b)	84,869	82,211
2,300	KRONOS WORLDWIDE, INC.	42,780	57,362
3,600	LYONDELLBASELL INDUSTRIES N.V., CLASS A(c)	106,560	157,140
700	MARTIN MARIETTA MATERIALS, INC.	27,965	59,941
2,875	MEADWESTVACO CORP.	30,334	90,821
10,115	MONSANTO CO.	47,604	806,772
2,600	MOSAIC (THE) CO.	41,501	143,754
51,700	NEWMONT MINING CORP.	2,599,647	2,650,659
5,844	NUCOR CORP.	99,313	251,000
5,950	OWENS-ILLINOIS, INC.(b)	91,875	138,873
2,100	PACKAGING CORP. OF AMERICA	30,901	62,139
3,986	PPG INDUSTRIES, INC.	180,558	381,859
6,450	PRAXAIR, INC.	258,706	739,428
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	124,256
800	ROCKWOOD HOLDINGS, INC.(b)	43,224	41,720
1,100	ROYAL GOLD, INC.	53,182	71,742
6,500	RPM INTERNATIONAL, INC.	72,503	170,235
44,045	RTI INTERNATIONAL METALS, INC.(b)	1,037,219	1,015,678
400	SCOTTS MIRACLE-GRO (THE) CO., CLASS A	17,101	21,664
119,500	SEALED AIR CORP.	2,353,130	2,307,545
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	172,242
3,100	SOLUTIA, INC.	86,738	86,614
3,600	SONOCO PRODUCTS CO.	74,519	119,520
3,234	SOUTHERN COPPER CORP.	38,445	102,550
8,700	STEEL DYNAMICS, INC.	95,178	126,498
1,273	SUNCOKE ENERGY, INC.(b)	8,474	18,089
3,200	VALSPAR CORP.	68,240	154,528
2,100	VULCAN MATERIALS CO.	63,441	89,733
1,800	WALTER ENERGY, INC.	42,609	106,578
		16,055,019	20,335,668	5.45%
Telecommunication Services:
127,910	AT&T, INC.	3,060,881	3,994,629

(Continued)

CLEARWATER INVESTMENT TRUST
 Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Telecommunication Services (Cont’d):
4,000	CENTURYLINK, INC.	$150,950	154,600
42,400	CLEARWIRE CORP., CLASS A(b)	100,940	96,672
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	194,396	245,364
40,100	FRONTIER COMMUNICATIONS CORP.	242,421	167,217
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	125,820
51,483	VERIZON COMMUNICATIONS, INC.	1,529,396	1,968,195
3,718	WINDSTREAM CORP.	45,136	43,538
		5,433,270	6,796,035	1.82%
Utilities:
10,400	AES (THE) CORP.(b)	105,450	135,928
4,500	AGL RESOURCES, INC.	135,198	176,490
1,000	ALLIANT ENERGY CORP.	24,835	43,320
1,600	AMEREN CORP.	40,872	52,128
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	354,936
44,610	AMERICAN WATER WORKS CO., INC.	1,158,848	1,518,078
2,388	AQUA AMERICA, INC.	43,288	53,228
35,270	BLACK HILLS CORP.	1,073,049	1,182,603
8,600	CALPINE CORP.(b)	57,319	148,006
5,800	CENTERPOINT ENERGY, INC.	66,308	114,376
10,200	CMS ENERGY CORP.	144,342	224,400
4,589	CONSOLIDATED EDISON, INC.	184,849	268,089
8,862	DOMINION RESOURCES, INC.	284,452	453,823
2,300	DTE ENERGY CO.	84,036	126,569
22,213	DUKE ENERGY CORP.	248,268	466,695
8,525	EDISON INTERNATIONAL	182,117	362,398
3,064	ENTERGY CORP.	60,101	205,901
9,024	EXELON CORP.	325,016	353,831
3,500	FIRSTENERGY CORP.	135,258	159,565
8,700	GREAT PLAINS ENERGY, INC.	157,250	176,349
1,525	INTEGRYS ENERGY GROUP, INC.	79,888	80,810
3,500	ITC HOLDINGS CORP.	154,844	269,290
1,500	NATIONAL FUEL GAS CO.	38,322	72,180
4,000	NEXTERA ENERGY, INC.	157,876	244,320
6,900	NISOURCE, INC.	111,901	168,015
2,600	NORTHEAST UTILITIES	64,649	96,512
4,000	NRG ENERGY, INC.(b)	76,660	62,680
1,800	NSTAR	60,859	87,534
6,200	NV ENERGY, INC.	76,954	99,944
2,400	OGE ENERGY CORP.	43,344	128,400
1,000	ONEOK, INC.	31,518	81,660
4,028	PEPCO HOLDINGS, INC.	71,539	76,089
7,700	PG&E CORP.	145,781	334,257
2,400	PINNACLE WEST CAPITAL CORP.	71,637	114,960
700	PPL CORP.	11,190	19,782
3,500	PROGRESS ENERGY, INC.	121,177	185,885
5,984	PUBLIC SERVICE ENTERPRISE GROUP, INC.	171,531	183,170
71,810	QUESTAR CORP.	1,227,756	1,383,061
4,800	SCANA CORP.	166,536	218,928
2,700	SEMPRA ENERGY	124,368	161,892
11,300	SOUTHERN (THE) CO.	258,573	507,709
7,600	TECO ENERGY, INC.	90,842	133,380
3,100	UGI CORP.	51,203	84,475
1,400	WESTAR ENERGY, INC.	25,767	39,102
4,820	WISCONSIN ENERGY CORP.	46,469	169,568
4,825	XCEL ENERGY, INC.	43,342	127,718
		8,325,330	11,708,034	3.14%
	Sub-total Common Stocks:	226,134,402	362,880,656	97.21%
Rights:
Health Care:
700	SANOFI - CVR(b)(c)	-	945
	Sub-total Rights:	-	945	0.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:

10,537,976	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	$10,537,976	10,537,976
	Sub-total Short-Term Investments:	10,537,976	10,537,976	2.82%
	Grand total(f)	$236,672,378	373,419,577	100.03%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.29% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.05% of net assets.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2011, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $12,242,109 with net sales of approximately $1,704,133 during the three months ended March 31, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(f)

At March 31, 2012, the cost for Federal income tax purposes was $236,852,727. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$140,915,936
Gross unrealized depreciation	(4,349,086)
Net unrealized appreciation	$136,566,850

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund (unaudited)
March 31, 2012

On January 1, 2012, the Clearwater Core Equity Fund (the “Core Equity Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Core Equity Fund as of March 31, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks	$362,880,656	$—	$—	$362,880,656
Rights	945	—	—	945
Short-Term Investments	10,537,976	—	—	10,537,976
Total	$373,419,577	$—	$—	$373,419,577

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2012, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)(A)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
16,000	AMC NETWORKS, INC., CLASS A(b)	$713,381	714,080
20,000	ARBITRON, INC.	813,031	739,600
43,176	BELO CORP., CLASS A	275,334	309,572
75,980	BLACK DIAMOND, INC.(b)	528,554	703,575
5,584	BRAVO BRIO RESTAURANT GROUP, INC.(b)	88,604	111,457
8,632	CARIBOU COFFEE CO., INC.(b)	132,986	160,900
6,353	CEC ENTERTAINMENT, INC.	206,887	240,842
35,144	CENTURY CASINOS, INC.(b)	67,511	100,863
20,979	CHILDREN’S PLACE RETAIL STORES (THE), INC.(b)	847,012	1,083,985
47,955	COLLECTIVE BRANDS, INC.(b)	594,648	942,795
102,584	COOPER TIRE & RUBBER CO.	1,777,980	1,561,328
4,007	CORE-MARK HOLDING CO., INC.	162,070	164,047
7,911	COST PLUS, INC.(b)	72,684	141,607
162,000	DENNY’S CORP.(b)	628,669	654,480
25,039	DGSE COS., INC.(b)	64,315	187,292
10,061	DIGITAL GENERATION, INC.(b)	110,585	102,723
8,571	E.W. SCRIPPS (THE) CO., CLASS A(b)	81,564	84,596
274,916	EXIDE TECHNOLOGIES(b)	1,729,605	860,487
2,602	FISHER COMMUNICATIONS, INC.(b)	76,615	79,933
28,500	GAYLORD ENTERTAINMENT CO.(b)	666,790	877,800
10,819	GENESCO, INC.(b)	279,690	775,181
264,575	HANCOCK FABRICS, INC.(b)	357,610	236,795
28,500	HANESBRANDS, INC.(b)	652,515	841,890
17,142	HARTE-HANKS, INC.	154,308	155,135
167,432	ICONIX BRAND GROUP, INC.(b)	2,140,289	2,909,968
3,778	JOHNSON OUTDOORS, INC., CLASS A(b)	55,154	72,160
22,640	KNOLOGY, INC.(b)	394,700	412,048
13,800	K-SWISS, INC., CLASS A(b)	51,271	56,580
31,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	599,247	1,060,200
167,061	MAIDENFORM BRANDS, INC.(b)	4,127,475	3,760,543
59,000	MARCUS CORP.	703,807	740,450
30,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	688,452	855,300
19,835	O’CHARLEYS, INC.(b)	133,244	195,176
110,686	OUTDOOR CHANNEL HOLDINGS, INC.	703,277	809,115
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	911,310
34,850	PEP BOYS-MANNY, MOE & JACK (THE)	521,070	519,962
20,000	PETSMART, INC.	428,805	1,144,400
97,851	PIER 1 IMPORTS, INC.(b)	1,062,070	1,778,931
34,588	PINNACLE ENTERTAINMENT, INC.(b)	368,223	398,108
26,550	RED ROBIN GOURMET BURGERS, INC.(b)	930,372	987,394
31,364	ROCKY BRANDS, INC.(b)	263,458	426,864
17,502	RUBY TUESDAY, INC.(b)	121,924	159,793
50,000	SALLY BEAUTY HOLDINGS, INC.(b)	425,880	1,240,000
11,193	SHILOH INDUSTRIES, INC.	121,911	106,669
31,141	SMITH & WESSON HOLDING CORP.(b)	135,156	241,343
35,319	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	840,355	882,975
105,735	STONERIDGE, INC.(b)	906,073	1,045,719
31,397	SUMMER INFANT, INC.(b)	182,636	188,382
21,590	TANDY LEATHER FACTORY, INC.	101,958	113,348
56,068	UNIVERSAL ELECTRONICS, INC.(b)	1,439,862	1,120,239
15,500	VAIL RESORTS, INC.	580,317	670,375
101,857	WMS INDUSTRIES, INC.(b)	1,986,317	2,417,067
76,476	WOLVERINE WORLD WIDE, INC.	2,281,877	2,843,378
28,000	WYNDHAM WORLDWIDE CORP.	695,521	1,302,280
12,724	YOU ON DEMAND HOLDINGS, INC.(b)	87,909	69,346
		34,884,895	41,270,386	15.35%
Consumer Staples:
7,090	CENTRAL GARDEN AND PET CO.(b)	69,113	66,717
168,210	COTT CORP.(b)(c)	1,371,963	1,108,504
12,332	FARMER BROS. CO.(b)	129,721	134,295
40,500	FLOWERS FOODS, INC.	511,723	824,985
89,112	INTER PARFUMS, INC.	1,477,921	1,398,167
8,207	INVENTURE FOODS, INC.(b)	32,186	40,707
59,687	MEDIFAST, INC.(b)	939,370	1,042,135
12,314	OMEGA PROTEIN CORP.(b)	91,773	93,710
14,373	PANTRY (THE), INC.(b)	202,814	186,993

(A)	Name change effective April 30, 2012.
Formerly known as the Clearwater Small Cap Fund.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
9,779	PIZZA INN HOLDINGS, INC.(b)	$45,607	47,330
30,371	S&W SEED CO.(b)	168,126	173,115
9,830	SENECA FOODS CORP., CLASS A(b)	220,734	258,922
12,878	SMART BALANCE, INC.(b)	82,428	85,124
40,000	SNYDERS-LANCE, INC.	898,946	1,034,000
62,841	SPECTRUM BRANDS HOLDINGS, INC.(b)	1,720,974	2,196,921
15,482	SUNOPTA, INC.(b)(c)	80,249	84,841
4,399	SUSSER HOLDINGS CORP.(b)	101,048	112,922
12,500	TREEHOUSE FOODS, INC.(b)	635,809	743,750
		8,780,505	9,633,138	3.58%
Energy:
27,784	BILL BARRETT CORP.(b)	1,047,309	722,662
98,683	CARRIZO OIL & GAS, INC.(b)	2,937,150	2,788,782
11,000	CONTANGO OIL & GAS CO.(b)	487,508	648,010
15,454	CRIMSON EXPLORATION, INC.(b)	49,812	64,134
38,070	CVR ENERGY, INC.(b)	864,917	1,018,372
11,000	DRIL-QUIP, INC.(b)	534,766	715,220
92,828	ENDEAVOUR INTERNATIONAL CORP.(b)	1,127,943	1,100,012
10,153	FORBES ENERGY SERVICES LTD.(b)	60,069	62,644
28,000	GULFPORT ENERGY CORP.(b)	896,991	815,360
216,467	HERCULES OFFSHORE, INC.(b)	1,119,175	1,023,889
98,443	KEY ENERGY SERVICES, INC.(b)	1,462,489	1,520,944
5,883	LONE PINE RESOURCES, INC.(b)(c)	44,409	38,240
54,000	MCDERMOTT INTERNATIONAL, INC.(b)	660,628	691,740
32,000	OASIS PETROLEUM, INC.(b)	564,228	986,560
208,504	PIONEER DRILLING CO.(b)	1,800,913	1,834,835
62,003	SUPERIOR ENERGY SERVICES, INC.(b)	1,467,374	1,634,399
43,258	TESCO CORP.(b)	412,780	613,831
25,545	VENOCO, INC.(b)	223,873	276,908
		15,762,334	16,556,542	6.16%
Financials:
6,869	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)	143,727	129,481
39,376	AMTRUST FINANCIAL SERVICES, INC.	653,867	1,058,427
46,672	ARMOUR RESIDENTIAL REIT, INC.	321,625	315,036
27,000	ARTHUR J. GALLAGHER & CO.	562,570	964,980
28,085	ASPEN INSURANCE HOLDINGS LTD.(c)	660,671	784,695
44,186	ASSOCIATED ESTATES REALTY CORP.	667,793	721,999
119,376	BANCORP (THE), INC.(b)	1,122,513	1,198,535
43,127	BANKUNITED, INC.	1,118,296	1,078,175
13,449	BERKSHIRE HILLS BANCORP, INC.	301,376	308,251
111,198	BRANDYWINE REALTY TRUST	1,264,471	1,276,553
33,818	BROOKLINE BANCORP, INC.	285,383	316,875
33,829	CAMPUS CREST COMMUNITIES, INC.	375,315	394,446
65,000	CAPITOL FEDERAL FINANCIAL, INC.	768,473	770,900
70,476	CAPLEASE, INC.	151,231	284,018
35,000	CBOE HOLDINGS, INC.	848,346	994,700
63,371	CHESAPEAKE LODGING TRUST	1,005,083	1,138,777
19,159	COMMUNITY TRUST BANCORP, INC.	523,005	614,429
9,918	CREXUS INVESTMENT CORP.	103,448	102,552
27,290	DYNEX CAPITAL, INC.	257,572	260,620
56,279	EDUCATION REALTY TRUST, INC.	457,970	610,064
10,499	EMC INSURANCE GROUP, INC.	225,606	210,925
48,000	EPOCH HOLDING CORP.	635,774	1,146,240
40,500	FEDERATED INVESTORS, INC., CLASS B	749,913	907,605
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	814,870
87,779	FIRST MERCHANTS CORP.	581,675	1,083,193
80,000	FIRST NIAGARA FINANCIAL GROUP, INC.	765,057	787,200
15,243	FIRST PACTRUST BANCORP, INC.	193,688	181,697
32,082	FIRST POTOMAC REALTY TRUST	386,839	387,871
93,672	FIRSTMERIT CORP.	1,400,133	1,579,310
50,000	FORESTAR GROUP, INC.(b)	940,728	769,500
34,617	GLADSTONE CAPITAL CORP.	267,566	280,744
14,570	HALLMARK FINANCIAL SERVICES, INC.(b)	99,222	114,957
16,355	HERCULES TECHNOLOGY GROWTH CAPITAL, INC.	167,455	181,213
16,070	HERITAGE FINANCIAL CORP.	201,226	218,552
48,080	HOME FEDERAL BANCORP, INC.	611,641	487,050

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
16,385	HOME PROPERTIES, INC.	$904,431	999,649
40,566	HORACE MANN EDUCATORS CORP.	535,876	714,773
17,764	HORIZON BANCORP	219,040	326,858
18,035	HUDSON PACIFIC PROPERTIES, INC.	245,074	272,870
27,515	IBERIABANK CORP.	1,325,923	1,471,227
86,656	INVESTORS BANCORP, INC.(b)	1,199,527	1,301,573
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	151,806	139,304
12,142	KAISER FEDERAL FINANCIAL GROUP, INC.	133,682	169,867
44,000	KBW, INC.	769,818	814,000
25,350	KITE REALTY GROUP TRUST	93,223	133,594
27,000	LEGG MASON, INC.	672,286	754,110
56,000	MANNING & NAPIER, INC.(b)	703,645	823,200
117,130	MEDICAL PROPERTIES TRUST, INC.	1,124,806	1,086,966
6,600	MIDSOUTH BANCORP, INC.	97,614	89,760
126,285	MISSION WEST PROPERTIES, INC.	1,024,181	1,245,170
25,175	NATIONAL FINANCIAL PARTNERS CORP.(b)	306,911	381,150
46,937	NATIONAL RETAIL PROPERTIES, INC.	773,840	1,276,217
42,176	NEWCASTLE INVESTMENT CORP.	257,432	264,865
142,061	NGP CAPITAL RESOURCES CO.	1,348,352	930,500
124,833	NORTHWEST BANCSHARES, INC.	1,287,206	1,585,379
80,203	ORITANI FINANCIAL CORP.	1,019,821	1,177,380
10,928	PACIFIC CONTINENTAL CORP.	101,008	102,942
13,111	PARK STERLING CORP.(b)	80,326	62,933
16,566	PENNANTPARK INVESTMENT CORP.	174,498	172,286
108,610	PHOENIX (THE) COS., INC.(b)	263,168	266,095
39,090	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	1,199,041	1,426,785
20,107	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	122,385	161,258
54,714	PRESIDENTIAL LIFE CORP.	555,192	625,381
74,318	PRIVATEBANCORP, INC.	980,425	1,127,404
23,777	RENASANT CORP.	383,924	387,090
16,897	RESOURCE CAPITAL CORP.	96,912	91,075
8,495	RETAIL OPPORTUNITY INVESTMENTS CORP.	103,124	102,280
100,066	ROCKVILLE FINANCIAL, INC.	1,032,929	1,165,769
8,675	SCBT FINANCIAL CORP.	264,872	283,759
26,664	SI FINANCIAL GROUP, INC.	261,875	304,503
15,152	SIMMONS FIRST NATIONAL CORP., CLASS A	397,797	391,376
14,478	SOUTHSIDE BANCSHARES, INC.	300,620	319,964
8,904	STATE BANK FINANCIAL CORP.(b)	137,186	155,909
16,889	STELLARONE CORP.	234,623	200,472
153,898	SUSQUEHANNA BANCSHARES, INC.	1,126,613	1,520,512
36,500	TERRITORIAL BANCORP, INC.	585,519	759,565
82,430	UMPQUA HOLDINGS CORP.	889,164	1,117,751
13,331	UNITED FINANCIAL BANCORP, INC.	172,645	210,896
17,544	UNIVEST CORP. OF PENNSYLVANIA	290,698	294,388
23,404	URSTADT BIDDLE PROPERTIES, INC., CLASS A	405,361	461,995
52,500	VIEWPOINT FINANCIAL GROUP	669,191	807,450
94,007	WALKER & DUNLOP, INC.(b)	1,110,171	1,184,488
35,240	WALTER INVESTMENT MANAGEMENT CORP.	472,218	794,662
12,814	WASHINGTON BANKING CO.	176,320	176,961
116,520	WESTFIELD FINANCIAL, INC.	1,110,631	921,673
25,000	WINTRUST FINANCIAL CORP.	855,525	894,750
		48,253,857	54,925,224	20.44%
Health Care:
28,202	ACCESS PLANS, INC.(b)	81,168	91,938
5,135	ARTHROCARE CORP.(b)	135,250	137,875
14,933	BIOCLINICA, INC.(b)	70,834	82,878
16,462	BIOSCRIP, INC.(b)	73,149	111,777
30,459	CATALYST HEALTH SOLUTIONS, INC.(b)	911,286	1,941,152
8,596	CONCEPTUS, INC.(b)	117,840	123,610
18,658	CRYOLIFE, INC.(b)	100,130	98,328
32,475	DGT HOLDINGS CORP.(b)	310,645	303,966
14,495	ERESEARCH TECHNOLOGY, INC.(b)	79,302	113,351
37,000	HANGER ORTHOPEDIC GROUP, INC.(b)	718,063	808,820
9,444	HARVARD BIOSCIENCE, INC.(b)	38,371	37,020
156,224	HEALTHSOUTH CORP.(b)	2,514,848	3,199,468
18,622	HESKA CORP.	150,934	211,918
83,071	HILL-ROM HOLDINGS, INC.	2,427,848	2,775,402
13,497	INTEGRAMED AMERICA, INC.(b)	105,356	163,381

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
6,165	KENSEY NASH CORP.	$150,201	180,388
21,996	KERYX BIOPHARMACEUTICALS, INC.(b)	75,284	109,540
26,672	MEDIWARE INFORMATION SYSTEMS(b)	352,137	391,812
24,432	MEDTOX SCIENTIFIC, INC.(b)	310,105	411,924
87,912	MERIT MEDICAL SYSTEMS, INC.(b)	1,232,176	1,091,867
26,594	MOLINA HEALTHCARE, INC.(b)	446,088	894,356
12,901	NUVASIVE, INC.(b)	195,346	217,253
8,459	OMNICELL, INC.(b)	131,018	128,661
48,915	ORTHOFIX INTERNATIONAL N.V.(b)(c)	1,285,873	1,838,226
36,625	PAR PHARMACEUTICAL COS., INC.(b)	1,014,715	1,418,486
22,000	PATTERSON COS., INC.	514,141	734,800
20,797	PDI, INC.(b)	139,001	138,716
9,000	PERRIGO CO.	178,547	929,790
18,732	PHARMERICA CORP.(b)	245,183	232,839
15,203	REPLIGEN CORP.(b)	54,664	89,698
9,646	SIMULATIONS PLUS, INC.	32,106	42,539
6,457	SPECTRUM PHARMACEUTICALS, INC.(b)	87,526	81,552
12,951	VASCULAR SOLUTIONS, INC.(b)	141,528	139,741
20,794	WEST PHARMACEUTICAL SERVICES, INC.	775,312	884,369
35,589	ZOLL MEDICAL CORP.(b)	957,435	3,296,609
		16,153,410	23,454,050	8.73%
Industrials:
19,000	A.O. SMITH CORP.	767,665	854,050
11,766	ACETO CORP.	104,183	111,659
57,469	ACTUANT CORP., CLASS A	1,133,841	1,666,026
15,000	ACUITY BRANDS, INC.	533,328	942,450
258,536	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,377,363	1,496,923
6,284	ASTRONICS CORP.(b)	130,853	219,689
55,000	AVIS BUDGET GROUP, INC.(b)	738,891	778,250
25,705	AZZ, INC.	866,675	1,327,406
32,000	BABCOCK & WILCOX (THE) CO.(b)	726,566	824,000
33,901	BELDEN, INC.	1,144,911	1,285,187
11,565	BREEZE-EASTERN CORP.(b)	82,719	97,146
4,655	CASCADE CORP.	144,966	233,309
69,868	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	453,121	435,278
17,079	CECO ENVIRONMENTAL CORP.	94,807	132,362
27,000	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	486,368	1,166,130
37,000	COLFAX CORP.(b)	307,010	1,303,880
91,218	COMMERCIAL VEHICLE GROUP, INC.(b)	797,768	1,113,772
9,830	DUCOMMUN, INC.(b)	152,054	116,977
2,388	DXP ENTERPRISES, INC.(b)	36,554	103,854
10,400	ENNIS, INC.	135,022	164,528
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	822,000
40,631	ESCO TECHNOLOGIES, INC.	1,403,171	1,494,002
39,700	FEDERAL SIGNAL CORP.(b)	157,076	220,732
37,000	FORTUNE BRANDS HOME & SECURITY, INC.(b)	746,845	816,590
29,000	FOSTER WHEELER A.G.(b)(c)	640,562	660,040
3,742	FURMANITE CORP.(b)	26,567	24,024
10,372	GARDNER DENVER, INC.	245,685	653,643
183,059	GENCORP, INC.(b)	883,204	1,299,719
17,000	GENESEE & WYOMING, INC., CLASS A(b)	425,830	927,860
9,177	GP STRATEGIES CORP.(b)	62,336	160,598
13,935	GRAHAM CORP.	309,274	305,037
40,000	GREENBRIER COS., INC.(b)	575,947	791,600
17,417	HAWAIIAN HOLDINGS, INC.(b)	93,239	91,091
89,570	ICF INTERNATIONAL, INC.(b)	2,027,569	2,272,391
35,000	ITT CORP.	698,010	802,900
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	729,000
11,000	JOY GLOBAL, INC.	420,752	808,500
15,000	KANSAS CITY SOUTHERN(b)	314,929	1,075,350
17,749	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	113,146	94,780
24,500	L.B. FOSTER CO., CLASS A	563,464	698,495
10,625	LYDALL, INC.(b)	80,948	108,269
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	695,627	841,245
16,638	MIDDLEBY CORP.(b)	770,000	1,683,433
3,623	MILLER INDUSTRIES, INC.	58,070	61,301
47,933	POLYPORE INTERNATIONAL, INC.(b)	2,073,159	1,685,324

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
26,008	REGAL-BELOIT CORP.	$1,388,974	1,704,824
12,224	SAIA, INC.(b)	175,437	207,930
5,820	SL INDUSTRIES, INC.(b)	66,309	113,897
14,000	SNAP-ON, INC.	638,880	853,580
39,982	SPARTON CORP.(b)	263,715	383,827
8,629	STANDEX INTERNATIONAL CORP.	205,540	355,429
30,239	TELEDYNE TECHNOLOGIES, INC.(b)	1,215,646	1,906,569
47,158	TENNANT CO.	1,761,589	2,074,952
35,000	TEREX CORP.(b)	803,813	787,500
60,333	TRIUMPH GROUP, INC.	2,633,186	3,780,466
7,658	TWIN DISC, INC.	248,307	199,797
15,637	US ECOLOGY, INC.	268,340	339,948
5,916	VSE CORP.	160,750	146,776
9,199	WABASH NATIONAL CORP.(b)	98,450	95,210
20,385	WABTEC CORP.	638,808	1,536,418
33,251	WOODWARD, INC.	930,983	1,424,140
		36,272,599	49,412,063	18.38%
Information Technology:
38,991	ACTUATE CORP.(b)	206,560	244,863
56,015	ADTRAN, INC.	1,903,896	1,747,108
7,644	ALLIANCE FIBER OPTIC PRODUCTS, INC.(b)	70,184	73,306
87,801	ANAREN, INC.(b)	1,077,593	1,611,148
58,297	ANCESTRY.COM, INC.(b)	1,311,903	1,325,674
17,165	BADGER METER, INC.	562,539	583,438
96,367	BRIDGELINE DIGITAL, INC.(b)	130,323	109,858
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	765,120
53,277	CALAMP CORP.(b)	201,150	258,393
50,695	CAMTEK LTD.(b)(c)	122,354	126,738
56,140	COGNEX CORP.	1,653,003	2,378,090
13,879	COMMTOUCH SOFTWARE LTD.(b)(c)	50,171	40,527
45,708	COMTECH TELECOMMUNICATIONS CORP.	1,050,693	1,489,167
40,881	CRYPTOLOGIC LTD.(b)(c)	96,010	103,020
111,103	DDI CORP.	1,001,301	1,355,457
28,703	DYNAMICS RESEARCH CORP.(b)	180,316	276,697
12,410	DYNASIL CORP. OF AMERICA(b)	23,338	23,083
220,605	ENTROPIC COMMUNICATIONS, INC.(b)	1,758,286	1,286,127
28,307	EVOLVING SYSTEMS, INC.	204,361	158,236
34,425	EXAR CORP.(b)	230,144	289,170
37,417	FRANKLIN WIRELESS CORP.(b)	96,203	69,221
8,280	FREQUENCY ELECTRONICS, INC.(b)	46,669	68,476
29,208	GILAT SATELLITE NETWORKS LTD.(b)(c)	103,327	118,000
66,705	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	191,789	520,299
18,898	GLOBECOMM SYSTEMS, INC.(b)	264,699	273,643
175,269	GSI GROUP, INC.(b)	2,061,103	2,113,744
47,972	HACKETT GROUP (THE), INC.(b)	192,541	286,393
17,814	INTEST CORP.(b)	58,766	63,240
49,724	IPG PHOTONICS CORP.(b)	2,313,721	2,588,134
8,344	KVH INDUSTRIES, INC.(b)	75,006	87,612
142,534	LOOKSMART LTD.(b)	163,324	158,213
12,241	LTX-CREDENCE CORP.(b)	84,663	88,013
27,599	MAJESCO ENTERTAINMENT CO.(b)	73,232	68,169
16,328	MERCURY COMPUTER SYSTEMS, INC.(b)	145,180	216,346
8,502	METHODE ELECTRONICS, INC.	91,863	78,899
33,145	MICRONETICS, INC.(b)	189,498	270,132
29,412	MIPS TECHNOLOGIES, INC.(b)	168,983	160,001
27,950	MKS INSTRUMENTS, INC.	730,125	825,364
62,907	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	302,656	339,698
5,244	NANOMETRICS, INC.(b)	94,200	97,066
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	130,834
62,929	NETGEAR, INC.(b)	2,113,728	2,403,888
102,450	NEWPORT CORP.(b)	1,769,994	1,815,414
13,972	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	99,491	125,189
7,174	OCZ TECHNOLOGY GROUP, INC.(b)	56,155	50,074
107,274	OFFICIAL PAYMENTS HOLDINGS, INC.(b)	702,933	543,879
64,836	ONLINE RESOURCES CORP.(b)	404,222	184,783
11,478	OPLINK COMMUNICATIONS, INC.(b)	215,344	196,274
15,245	OSI SYSTEMS, INC.(b)	570,783	934,518

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
37,206	PERCEPTRON, INC.(b)	$216,757	217,283
56,090	QUEST SOFTWARE, INC.(b)	1,190,016	1,305,214
15,637	REALNETWORKS, INC.	135,326	155,432
12,170	REIS, INC.(b)	113,003	108,435
163,262	RF MICRO DEVICES, INC.(b)	904,842	813,045
140,807	SANMINA-SCI CORP.(b)	1,466,471	1,612,240
27,740	SELECTICA, INC.(b)	143,747	105,967
18,312	SILICON IMAGE, INC.(b)	97,128	107,675
41,468	STEEL EXCEL, INC.(b)	1,215,655	1,161,104
10,298	SUPER MICRO COMPUTER, INC.(b)	170,917	179,803
33,356	SUPPORT.COM, INC.(b)	75,687	105,071
48,814	SWK HOLDINGS CORP.(b)	35,146	40,027
95,412	SYNNEX CORP.(b)	2,824,707	3,639,014
20,569	THESTREET, INC.	43,058	45,457
53,088	TNS, INC.(b)	1,144,883	1,153,602
95,221	VALUECLICK, INC.(b)	1,481,086	1,879,663
8,681	WEB.COM GROUP, INC.(b)	60,803	125,267
34,863	WESTELL TECHNOLOGIES, INC., CLASS A(b)	79,014	81,231
17,000	WRIGHT EXPRESS CORP.(b)	463,372	1,100,410
54,222	ZIX CORP.(b)	157,010	157,786
		37,844,845	43,214,462	16.08%
Materials:
11,698	A.M. CASTLE & CO.(b)	136,192	147,980
11,500	APTARGROUP, INC.	535,931	629,855
15,000	ASHLAND, INC.	551,175	915,900
6,443	CHASE CORP.	100,853	101,477
20,000	CHEMTURA CORP.(b)	346,498	339,600
19,933	CORE MOLDING TECHNOLOGIES, INC.(b)	182,873	183,384
11,500	DELTIC TIMBER CORP.	546,288	727,835
41,467	HANDY & HARMAN LTD.(b)	285,243	598,783
39,474	INNOPHOS HOLDINGS, INC.	1,635,891	1,978,437
80,870	INNOSPEC, INC.(b)	2,288,699	2,456,831
37,317	KAPSTONE PAPER AND PACKAGING CORP.(b)	478,802	735,145
41,433	KOPPERS HOLDINGS, INC.	1,145,887	1,597,656
38,763	LANDEC CORP.(b)	249,177	253,122
29,008	LSB INDUSTRIES, INC.(b)	1,004,645	1,128,991
36,793	QUAKER CHEMICAL CORP.	1,093,077	1,451,484
19,662	STEPAN CO.	1,432,148	1,726,324
9,466	SYNALLOY CORP.	114,118	124,383
7,089	TPC GROUP, INC.(b)	280,145	313,405
34,851	US ANTIMONY CORP.(b)	39,217	128,600
19,000	W.R. GRACE & CO.(b)	465,151	1,098,200
52,000	ZEP, INC.	753,192	748,800
		13,665,202	17,386,192	6.47%
Utilities:
37,240	ALLETE, INC.	1,294,949	1,545,088
11,009	CENTRAL VERMONT PUBLIC SERVICE CORP.	384,442	387,517
7,628	CHESAPEAKE UTILITIES CORP.	313,645	313,663
19,000	CLECO CORP.	470,134	753,350
18,633	CONSOLIDATED WATER CO. LTD.(c)	154,784	147,387
20,796	MIDDLESEX WATER CO.	385,266	392,836
73,192	PORTLAND GENERAL ELECTRIC CO.	1,631,886	1,828,336
39,000	QUESTAR CORP.	663,326	751,140
19,252	SOUTHWEST GAS CORP.	479,269	822,831
35,875	UIL HOLDINGS CORP.	1,113,971	1,247,015
12,795	UNITIL CORP.	278,132	343,290
20,600	WESTAR ENERGY, INC.	562,203	575,358
		7,732,007	9,107,811	3.39%
	Sub-total Common Stocks:	219,349,654	264,959,868	98.58%
Short-Term Investments:
6,931,170	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	6,931,170	6,931,170
	Sub-total Short-Term Investments:	6,931,170	6,931,170	2.58%
	Grand total(e)	$226,280,824	271,891,038	101.16%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2012

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.

(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.89% of net assets.

(d)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $1,896,952 with net purchases of approximately $5,034,218 during the three months ended March 31, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(e)

At March 31, 2012, the cost for Federal income tax purposes was $226,284,628. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$51,873,965
Gross unrealized depreciation	(6,267,555)
Net unrealized appreciation	$45,606,410

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Companies Fund (unaudited)
March 31, 2012

On January 1, 2012, the Clearwater Small Companies Fund (the “Small Companies Fund”) adopted all disclosures required by Accounting Standards update No. 2011-04, which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments. These inputs are summarized in three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Small Companies Fund as of March 31, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks

Consumer Discretionary	$41,270,386	$—	$—	$41,270,386
Consumer Staples	9,633,138	—	—	9,633,138
Energy	16,556,542	—	—	16,556,542
Financials	54,785,920	139,304	—	54,925,224
Health Care	23,150,084	303,966	—	23,454,050
Industrials	49,412,063	—	—	49,412,063
Information Technology	43,191,379	23,083	—	43,214,462
Materials	17,386,192	—	—	17,386,192
Utilities	9,107,811	—	—	9,107,811
Short-Term Investments	6,931,170	—	—	6,931,170
Total	$271,424,685	$466,353	$—	$271,891,038

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. Investments in equity and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where they are traded. Three common stocks have been classified as Level 2 investments as of March 31, 2012, based on the valuation using a bid price by primary service providers rather than a last traded price or official close price.

	Transfers in to Level 1	Transfers out of Level 1(1)	Transfers in to Level 2(1)	Transfers out of Level 2
Common Stocks
Financials	$—	$139,304	$139,304	$—
Health Care	—	303,966	303,966	—
Information Technologies	—	23,083	23,083	—
Total	$—	$466,353	$466,353	$—

(1)

Transfers to Level 2 from Level 1 were due to the primary service providers utilizing a bid price at March 31, 2012 rather than a last traded price by primary service providers, which was utilized at December 31, 2011. This is in accordance with the Small Companies Fund’s pricing procedures, as the security was not trading on March 30, 2012.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
March 31, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Closed-End Funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	702,808
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,584,554
35,600	BLACKROCK MUN INC TRUST			373,567	551,800
18,200	BLACKROCK MUNI BOND TRUST			169,379	296,296
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	2,713,740
59,500	BLACKROCK MUNIHOLDINGS QU			749,861	831,215
71,200	BLACKROCK MUNIYIELD INVES			905,807	1,095,056
81,800	BLACKROCK MUNIYIELD MI QU			981,525	1,129,658
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	1,123,640
54,700	BLACKROCK MUNIYIELD PENNS			774,527	847,850
28,100	BLACKROCK MUNIYIELD QUAL			333,747	381,036
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	1,112,643
21,837	BLACKROCK MUNIYIELD QUALI			275,930	310,304
12,500	DREYFUS STRATEGIC MUNI BD			68,613	108,625
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,888,380
66,800	EATON VANCE CALI MUN BOND			744,489	832,996
26,905	EATON VANCE MUNICIPAL INC			286,929	366,715
68,200	INVESCO MUNICIPAL PREMIUM			515,130	606,298
101,881	INVESCO QUALITY MUNI INC			1,164,128	1,416,146
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,341,641
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,609,685
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,373,062
37,800	INVESCO VAN KAMPEN S S MN			398,849	484,596
94,277	INVESCO VAN KAMPEN TRUST			1,342,033	1,428,297
83,800	INVESCO VAN KAMPEN TRUST			954,508	1,328,230
56,248	MANAGED DURATION INVESTME			714,557	861,719
6,500	MFS HIGH INCOME MUNICIPAL			23,108	34,710
10,299	NEUBERGER BERMAN INTMD MU			126,917	165,814
31,103	NUVEEN CAL INV QUAL MUNI			373,215	474,010
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	212,350
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	628,611
13,500	NUVEEN DIVIDEND ADVANTAGE			181,771	201,960
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	607,986
30,600	NUVEEN MI PREMIUM INC MUN			404,605	453,186
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	649,822
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	225,835
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	145,137
48,500	NUVEEN PENN INV QUAL MUNI			673,352	754,175
27,100	NUVEEN PREMIER MUNI INC F			367,653	395,389
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,580,635
216,190	PUTNAM MUNI OPPORTUNITIES			2,450,699	2,713,185
12,700	WESTERN ASSET INTERMEDIAT			111,044	127,635
22,000	WESTERN ASSET MANAGED MUN			240,488	300,740
48,606	WESTERN ASSET MUNICIPAL P			620,291	769,433
	Sub-total Closed-End Funds:			34,665,158	40,767,603	7.84%

Municipal Bonds:
750,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS	9/1/2037	6.00	745,112	822,030
650,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS COPS	11/1/2029	6.20	633,972	650,098
2,500,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	4.68	1,114,967	1,407,400
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,473,147	1,442,610
1,240,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	1,240,000	1,326,626
580,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	435,328	583,358
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.13	1,250,000	1,249,125
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH	10/1/2021	5.25	495,959	500,425
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH(b)	10/1/2024	1.60	417,436	490,080
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,290,787	1,511,085
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,004,634	2,063,280

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
330,000	ALASKA ST HSG FIN CORP HOME MTGE REVENUE	12/1/2033	5.45	$330,000	348,909
860,000	ALASKA ST HSG FIN CORP HOME MTGE REVENUE	12/1/2034	5.25	857,663	904,849
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,118	507,230
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	237,380
240,000	ALBANY NY INDL DEV AGY(d)	5/1/2016	6.50	240,000	55,195
1,025,000	ALISAL CA UNION SCH DIST(b)	8/1/2025	10.55	479,477	536,065
965,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	965,000	981,492
1,000,000	ALPHARETTA GA DEV AUTH EDLFACS REV	7/1/2031	6.25	972,652	976,930
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	5.63	344,293	537,620
978,379	ARIZONA HEALTH FACS AUTH REV(e)	7/1/2027	5.25	949,932	949,692
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS AUTH	10/1/2022	5.10	856,930	895,330
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,949,928	2,049,340
785,000	ARLINGTON TX SPL OBLIG	8/15/2034	5.00	824,184	816,808
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	519,426	595,585
1,000,000	ATLANTA GA TAX ALLOCATION	1/1/2030	5.60	926,854	1,016,520
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,516	1,501,785
1,500,000	AUSTIN CONVENTION ENTERPRISES INC TX CONVENTION CENTER	1/1/2016	5.25	1,482,384	1,557,225
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,377,591	1,468,740
750,000	BERKS CNTY PA MUNI AUTH	3/1/2028	5.00	751,197	750,712
1,000,000	BEXAR CNTY TX HLTH FACS DEV CORP	7/1/2030	5.88	984,684	1,060,570
500,000	BEXAR CNTY TX HSG FIN CORP	1/1/2021	5.70	450,305	499,610
445,000	BEXAR CNTY TX HSG FIN CORP(d)	9/15/2021	8.75	445,000	316,217
250,000	BEXAR CNTY TX HSG FIN CORP	12/1/2021	6.50	254,182	232,828
805,000	BEXAR CNTY TX HSG FIN CORP(d)	4/1/2030	9.00	802,520	159,004
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	520,309	576,114
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	352,790	337,424
1,005,000	BEXAR CNTY TX HSG FIN CORP(d)	6/1/2031	10.50	1,005,000	200,889
885,000	BEXAR CNTY TX HSG FIN CORP	12/1/2036	9.25	863,959	590,118
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	513,300	542,400
700,000	BOSTON MA REVENUE	10/1/2031	6.13	700,700	715,148
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	719,068	767,092
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	504,196	518,945
1,000,000	BREA CA REDEV AGY(b)	8/1/2029	13.50	308,048	329,450
135,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	135,000	102,294
890,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2024	5.13	858,418	708,547
1,000,000	BUTLER CNTY OH HOSP FACS	4/1/2036	6.38	1,039,762	1,164,920
395,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.01	395,000	248,704
125,000	CALIFORNIA CNTY CA TOBACCO SECURITIZATION AGY TOBACCO SETTLE	6/1/2021	4.50	123,795	113,642
500,000	CALIFORNIA CNTY CA TOBACCO SECURITIZATION AGY TOBACCO SETTLE	6/1/2036	5.00	495,145	384,655
145,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	8/1/2012	4.65	144,935	72,493

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
385,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	11/1/2012	4.85	$383,286	192,481
750,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	764,783	811,582
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	927,060	1,008,070
705,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2038	5.50	708,525	707,735
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	2/1/2030	6.00	1,008,515	1,098,100
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	504,681	539,655
570,000	CALIFORNIA ST MUNI FIN AUTH CHRT SCH LEASE REVENUE	9/1/2022	5.50	574,753	570,353
750,000	CALIFORNIA ST MUNI FIN AUTH EDUCTNL REVENUE	6/1/2026	5.25	743,711	696,075
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	498,915	561,800
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	1/1/2033	5.75	513,871	552,185
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	2.42	1,063,446	1,309,860
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	8/15/2028	5.50	1,001,266	1,017,610
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	11/1/2032	5.50	1,001,689	1,019,330
200,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	4/20/2036	7.00	200,000	208,968
1,155,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2016	5.25	1,150,094	1,166,642
1,500,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,500,000	1,571,880
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	1,000,000	1,096,310
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2020	5.00	710,787	765,008
850,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2031	6.75	850,000	900,541
750,000	CALIFORNIA ST STWD CMNTYS DEVAUTH MFH REVENUE	7/15/2032	4.70	750,000	786,682
255,000	CAPITAL TRUST AGY FL MF REVENUE(d)	6/1/2013	4.75	255,000	145,350
750,000	CAPITAL TRUST AGY FL MF REVENUE(d)	6/1/2038	5.88	762,053	427,500
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	4.17	556,315	690,940
1,071,234	CARLSBAD INDL FNDTN(e)	4/15/2021	5.75	1,095,988	970,560
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,699	542,195
1,000,000	CENTER CA UNIF SCH DIST(b)	8/1/2031	12.90	323,125	316,620
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,037,873	1,142,530
500,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2031	5.75	495,469	544,015
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	451,477	571,795
1,000,000	CHAUTAUQUA CNTY NY CAPITAL RESOURCE CORP REVENUE	11/15/2016	6.75	980,523	1,069,900
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	258,821	275,517
500,000	CHICAGO IL	1/1/2035	5.25	513,678	538,090

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
10,000	CHICAGO IL MET HSG DEV CORP	7/1/2022	6.85	$10,000	10,026
500,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	500,000	488,050
250,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	251,978	253,430
455,000	CLARK CNTY NV IMPT DIST	2/1/2019	5.00	456,217	436,891
355,000	CLEARWATER FL HSG AUTH	5/1/2024	5.35	265,485	336,220
685,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	677,034	747,972
500,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2031	5.50	482,633	535,895
1,000,000	CMNTY MEMORIAL HOSP DIST MO HOSP REVENUE	12/1/2034	6.68	886,441	1,082,870
260,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	259,483	260,640
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,506	825,862
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,459,563	1,541,445
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	948,710
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	975,515	1,043,330
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,627	1,020,420
350,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	12/1/2039	5.13	330,957	354,960
865,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	865,000	928,716
790,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	790,000	818,985
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,042	627,900
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	3.46	557,931	632,860
1,250,000	CONNECTICUT ST DEV AUTH POLL CONTROL REVENUE	9/1/2028	5.85	1,253,156	1,255,462
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,036,180
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	995,022	1,021,470
480,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	480,000	502,272
375,000	CONNERTON W FL CDD CAPITAL IMPT REVENUE(d)	5/1/2016	5.13	374,540	131,250
750,000	COOK CNTY IL SCH DIST #122 RIDGELAND	12/1/2027	4.00	737,094	751,282
500,000	COOK CNTY IL SCH DIST #83	6/1/2031	5.38	489,740	552,965
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	2.24	690,390	970,245
637,000	CORTLAND IL SPL TAX REVENUE	3/1/2017	5.50	633,632	401,616
790,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	765,403	792,394
750,000	CULLMAN CNTY AL HLTH CARE AUTH	2/1/2023	6.25	735,506	765,578
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	513,163	536,790
3,287,000	DALLAS TX HSG FIN CORP	10/20/2032	6.75	3,261,971	3,325,885
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,040,942	2,154,960
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,015,877	1,088,400

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	$489,048	535,190
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	11.72	352,658	401,740
500,000	DELAWARE RIVER NJ PORT AUTH	1/1/2022	5.70	500,000	501,130
440,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	440,000	468,767
143,451	DENHAM SPRINGS-LIVINGSTON LA HSG & MTGE FIN AUTH	11/1/2040	5.00	148,411	147,891
500,000	DETROIT LAKES MN HSG & HLTH FACS REVENUE	8/1/2034	2.39	500,000	487,965
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,760	482,550
1,105,000	DIRECTOR OF THE ST OF NEVADA DEPT OF BUSINESS & INDUSTRY(d)	11/15/2014	6.00	1,097,305	595,186
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	531,890
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,020,170
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,041,980
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	15.06	737,885	775,440
225,000	E BATON ROUGE LA MTGE FIN AUTH SF REVENUE	10/1/2034	5.00	225,000	234,990
550,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	551,546
565,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	565,814
945,000	EAST POINT GA	2/1/2026	8.00	969,147	949,621
800,000	EDEN PRAIRIE MN MF HSG REVENUE	2/20/2043	6.20	835,146	840,936
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,022,590	2,160,952
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	741,776	833,685
698,974	EL PASO TX HSG FIN CORP	4/1/2033	6.18	723,746	726,374
500,000	ELKHART CNTY IN HOSP AUTH	8/15/2020	5.25	500,000	500,715
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	4.54	494,251	660,960
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	3.73	622,506	720,327
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,031,110
500,000	ESTHERVILLE IA HOSP REVENUE	7/1/2020	6.30	500,638	502,825
1,500,000	ESTRN WA UNIV	4/1/2042	4.13	1,480,890	1,480,890
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	534,085
2,810,670	FARGO UNIV	11/29/2027	5.11	2,810,670	2,841,813
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT	3/1/2036	5.13	239,000	146,280
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,014,550	1,065,700
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(d)	5/1/2013	5.75	314,118	165,384
825,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	763,929	793,056
495,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	496,684	541,114
250,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2027	5.05	250,000	270,180
375,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	375,000	395,572
1,600,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,613,967	1,674,304

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	FLORIDA ST MID-BAY BRIDGE AUTH(b)	10/1/2021	9.78	$264,839	256,240
440,000	FOREST CREEK FL CDD CAPITAL IMPT REVENUE	11/1/2013	7.00	513,769	431,306
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV	8/25/2026	8.50	1,250,000	1,286,438
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	983,862	957,117
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,078	1,100,490
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	514,366	557,185
1,241,937	GALVESTON TX MUNI UTILITY DIST #52(e)	2/28/2012	1.99	1,206,508	993,550
400,000	GEISINGER PA AUTH	5/1/2037	1.14	400,000	266,652
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,523	546,340
3,000,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	3/15/2031	5.13	3,000,000	3,318,270
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	491,644	551,785
500,000	GILA CNTY AZ UNIF SCH DIST #10 PAYSON	7/1/2028	5.75	477,731	566,860
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	11.02	721,293	795,360
1,000,000	GREENWOOD CNTY SC HOSP REVENUE	10/1/2031	5.50	1,003,500	1,001,580
650,000	HAMDEN CT FAC REVENUE	1/1/2014	6.13	644,960	650,604
1,250,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,216,054	1,297,375
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	1,018,025	1,036,250
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,008,987	1,029,100
500,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	500,000	511,875
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,349,075
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	5.71	677,072	969,375
500,000	HARVEY IL	12/1/2027	5.50	450,972	449,900
1,000,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE REVENUE	11/15/2023	7.88	970,132	1,045,260
1,500,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE REVENUE	11/15/2033	8.00	1,561,974	1,563,630
200,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2014	6.40	200,000	200,430
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,083	688,601
1,000,000	HAWTHORNE CA SCH DIST(b)	11/1/2026	11.90	384,833	433,100
2,000,000	HAWTHORNE CA SCH DIST COPS(b)	12/1/2029	1.69	1,545,244	1,866,920
1,000,000	HEALDSBURG CA REDEV AGY
	TAX ALLOCATION	8/1/2034	5.38	990,310	1,100,320
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	3.31	582,075	745,090
255,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2027	5.00	256,971	270,068
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	501,330	524,375

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
210,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	$218,213	216,962
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	242,356
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	707,085
640,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	653,959	683,840
150,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2038	5.50	150,000	159,948
175,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	175,000	182,919
1,000,000	IDAHO WTR RESOURCE BRD WTR RES LOAN PROGRAM REVENUE	9/1/2032	5.00	997,510	1,021,150
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	900,855
250,000	ILLINOIS ST DEV FIN AUTH	5/15/2021	5.50	250,000	250,202
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	1,064,690
600,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	567,927	508,470
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2012	5.10	499,940	499,880
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2017	6.00	1,000,000	1,000,140
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	621,274	558,827
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2026	5.25	970,139	951,880
250,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2026	5.75	251,779	272,920
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	517,390	531,285
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	505,216	518,770
1,500,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2036	5.25	1,474,565	1,552,605
805,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	800,404	778,910
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,277	554,490
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(d)	10/1/2027	6.13	730,795	75,578
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(d)	10/1/2037	6.25	484,210	50,390
1,500,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	1,483,721	1,620,615
490,000	ILLINOIS ST HLTH FACS AUTH	5/15/2014	6.25	490,000	491,607
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	737,984	750,428
500,000	ILLINOIS ST HLTH FACS AUTH REVENUE	7/1/2033	6.00	506,749	512,990
2,100,000	ILLINOIS ST HLTH FACS AUTH REVENUE	8/15/2033	5.10	2,117,568	2,122,932
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,775	461,135
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	1.12	816,741	938,440
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	250,000	252,882
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	490,828	553,260
1,750,000	INDIANA ST FIN AUTH HOSP REVENUE	5/1/2031	5.75	1,806,254	1,923,688
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,084,576	3,191,340
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,306	525,515
1,000,000	INDIANA ST HLTH & EDUCTNL FAC FING AUTH HOSP REVENUE	2/15/2030	5.25	748,434	1,024,910
1,315,000	INDIANA ST HLTH FAC FING AUTH	8/15/2018	5.00	1,207,052	1,316,394
6,686,652	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	6,454,343	6,887,719
400,000	IOWA ST FIN AUTH SENIOR HSG REVENUE	12/1/2014	5.00	398,704	352,520
1,000,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	978,428	1,063,520

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
395,000	JACKSONVILLE FL ECON DEV COMMISSION HLTH CARE FACS REVENUE	9/1/2017	6.00	$395,000	431,458
2,000,000	JEFFERSON CA UNION HIGH
	SCH DIST SAN MATEO CNTY(b)	8/1/2031	26.18	409,285	443,740
859,000	JEFFERSON CNTY KY MTGE REVENUE	11/15/2013	6.13	859,000	861,362
990,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	1,032,456	1,046,262
215,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	225,251	230,437
1,410,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	1,369,020	1,350,949
1,250,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,250,000	1,292,550
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,043,760
1,000,000	KANSAS ST DEV FIN AUTH HOSP REVENUE	11/15/2029	5.50	977,871	1,133,510
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	533,380
460,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	460,000	483,446
1,980,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,953,946	1,981,445
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	811,785
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	11/15/2015	7.00	500,000	500,905
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	565,230
900,000	KLICKITAT CNTY WA PUBLIC HOSP DIST #2 HOSP REVENUE	12/1/2020	6.00	839,581	906,777
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,427,775	2,618,550
1,390,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,376,528	1,431,825
1,500,000	LA MIRADA CA REDEV AGY(b)	8/15/2027	14.17	509,524	553,545
360,000	LA VERNIA TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	6.00	360,000	362,812
958,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	978,231	975,091
750,000	LAKESIDE 370 MO LEVEE DIST	4/1/2028	7.00	750,000	596,288
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,980,286	2,129,660
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,981,098	2,149,040
750,000	LEE CNTY FL INDL DEV AUTH	6/15/2027	5.25	753,009	718,868
1,000,000	LEE CNTY FL INDL DEV AUTH	11/15/2029	5.00	831,826	913,390
1,000,000	LEHIGH CNTY PA GEN PURPOSE AUTH	12/15/2023	6.00	912,428	983,410
250,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.36	250,000	153,498
500,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	500,000	517,065
500,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	500,000	355,885
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	571,450	359,436
1,750,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2036	5.25	1,770,542	1,143,555
250,000	LOMPOC CA HLTHCARE DIST	8/1/2034	5.00	251,640	252,838
1,000,000	LOS ANGELES CA COPS	2/1/2027	5.00	1,000,000	1,001,280

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	LOS ANGELES CA HSG AUTH	6/1/2029	5.00	$1,706,554	1,885,420
1,250,000	LOUDOUN CNTY VA INDL DEV AUTH RSDL CARE FAC REVENUE	8/1/2028	6.00	1,266,045	1,261,725
500,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	500,000	528,150
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	236,930	240,646
1,045,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	1,084,605	1,092,234
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	242,465	258,091
420,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	420,000	367,991
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2024	6.75	510,400	531,240
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,677	823,838
500,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	1.04	500,000	437,250
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	9.18	423,368	440,010
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	491,446	522,685
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,585,931	1,753,650
418,312	LYONS CO	11/30/2016	4.75	420,993	413,861
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,033,207	1,084,560
1,000,000	MADERA CA IRR FING AUTH REVENUE	1/1/2031	6.25	978,305	1,080,100
440,000	MADISON CNTY FL	7/1/2025	6.00	434,064	411,413
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)	5/1/2014	5.60	250,000	100,035
725,000	MAINE ST EDUCTNL AUTH STUDENT LOAN REVENUE	12/1/2027	5.63	725,000	795,492
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2026	6.00	999,514	1,066,400
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,056,512	1,161,380
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,003,950
1,000,000	MALTA IL TAX INCR REVENUE	12/30/2025	5.75	1,000,000	607,310
500,000	MANATEE CNTY FL SCH BRD	7/1/2031	5.63	495,610	553,315
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	495,847	483,435
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	7.87	327,382	241,870
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	452,000	124,300
500,000	MANSFIELD OH	12/1/2024	6.00	523,382	574,495
750,000	MANTECA CA FING AUTH SWR REVENUE	12/1/2033	5.00	695,107	759,285
300,000	MARICOPA CNTY AZ ELEM SCH DIST #21 MURPHY	7/1/2024	8.00	307,348	362,886
322,501	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2036	5.10	329,243	250,141
98,822	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	0.00	109,731	8,506
1,175,000	MARTIN CNTY FL HLTH FACS AUTH	11/15/2032	5.50	1,208,491	1,244,243
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.87	623,487	735,510
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	539,500
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	517,385

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2026	6.00	$1,025,877	1,136,750
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2031	6.25	1,018,153	1,145,210
500,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT(c)(d)	9/1/2036	5.50	509,035	198,185
1,000,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	986,680	1,086,670
290,000	MASSACHUSETTS ST DEV FIN AGY SENIOR LIVING FAC REVENUE	6/1/2014	6.25	290,000	290,000
430,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2027	5.20	430,000	470,373
2,145,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	2,149,446	2,314,670
1,330,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH	7/1/2013	7.30	1,330,000	1,335,772
500,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2022	6.00	504,388	505,775
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2032	4.05	1,000,000	1,002,340
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.35	1,000,000	1,056,360
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2037	5.40	762,837	790,088
885,000	MASSACHUSETTS ST HSG FIN AGY	6/1/2040	5.05	885,000	923,754
1,750,000	MCALESTER OK PUBLIC WKS AUTH UTILITY SYS REVENUE(b)	2/1/2030	11.04	642,172	645,138
160,000	MEAD NE TAX INCR REVENUE(d)	7/1/2012	5.13	160,000	96,000
1,000,000	MESQUITE TX HLTH FAC DEV CORP	2/15/2025	5.50	998,089	1,011,040
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2020	8.00	1,070,000	534,925
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	6/20/2036	10.00	855,000	422,823
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2040	7.50	1,830,000	1,063,212
2,000,000	MET WASHINGTON DC ARPTS AUTH DULES TOLL ROAD REVENUE(b)	10/1/2041	1.80	1,315,334	1,775,760
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	485,899	578,710
1,500,000	MIAMI-DADE CNTY FL SPL OBLG(b)	10/1/2026	10.87	618,173	671,685
500,000	MICHIGAN ST FIN AUTH LTD OBLGREVENUE	10/1/2021	6.00	496,379	513,100
1,000,000	MICHIGAN ST HOSP FIN AUTH	12/1/2023	6.13	989,710	1,174,370
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,283,328	2,308,350
1,000,000	MICHIGAN ST HOSP FIN AUTH	4/1/2032	5.75	1,007,164	1,017,330
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,563,897	1,670,190
625,000	MICHIGAN ST HSG DEV AUTH	10/1/2020	5.38	601,171	690,144
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,060,500
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,026,227	1,176,230
850,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)	9/1/2016	6.00	847,096	766,904
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	743,985	770,370

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
475,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	9/1/2021	8.00	$475,000	425,534
450,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	450,000	416,610
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	502,695
310,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	291,441	263,147
496,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	496,000	385,372
2,500,000	MINNEAPOLIS MN MF REVENUE	11/1/2013	6.00	2,490,557	2,483,575
389,838	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	391,781	398,243
470,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	470,000	492,748
935,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	935,000	976,149
1,000,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2029	5.00	1,000,000	1,077,310
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	973,013	1,126,880
230,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	242,400	246,010
500,000	MISSOURI ST DEV FIN BRD	11/1/2025	5.50	492,454	522,485
500,000	MISSOURI ST DEV FIN BRD	4/1/2027	6.00	502,147	512,360
500,000	MISSOURI ST DEV FIN BRD	10/1/2027	6.13	485,129	520,550
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS LEASEHOLD	6/1/2029	5.63	487,342	518,170
980,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2022	5.13	1,001,951	1,028,961
500,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2035	5.38	498,328	504,895
245,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.25	243,403	258,877
335,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	335,000	357,087
1,000,000	MOBERLY MO INDL DEV AUTH(d)	9/1/2024	6.00	1,016,984	300,000
1,000,000	MOHAVE CNTY AZ INDL DEV AUTH CORRNL FACS	5/1/2015	7.25	995,093	1,051,730
1,320,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	1,320,183	1,395,425
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	520,855
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE(b)	7/1/2028	9.13	827,140	809,440
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,458,765	1,517,250
650,000	MONTGOMERY CNTY PA INDL DEV AUTH	2/1/2014	5.38	648,597	646,198
375,000	MONTGOMERY CNTY PA INDL DEV AUTH	2/1/2028	6.13	370,324	358,684
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	478,480
200,000	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	20,000
1,000,000	MOUNT LEBANON PA HOSP AUTH	7/1/2032	5.63	1,001,018	1,002,880
500,000	N TX TOLLWAY AUTH DALLAS N TOLLWAY SYS REVENUE	1/1/2025	6.00	500,000	579,125
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2028	10.85	400,188	463,600
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,144,020
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	1.40	710,102	967,310
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,131,990

(Continued)

CLEARWATER INVESTMENT TRUST
 Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2036	5.90	$500,000	559,285
300,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	5.38	300,000	311,475
1,150,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	1,150,000	1,198,484
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH HOSP REVENUE	10/1/2024	5.00	986,584	1,019,220
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	969,214	1,110,510
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,258	569,480
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,076,270
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	745,000	789,663
685,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	715,777	753,178
750,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	750,839	749,918
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,557	546,300
1,640,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2027	5.00	1,636,635	1,690,955
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	1,000,000	1,032,010
500,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	532,704	547,660
925,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	925,000	963,230
800,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	800,000	832,176
2,335,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	2,318,215	2,428,213
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	969,941	1,029,910
2,250,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH(b)	12/15/2025	9.43	1,020,723	1,205,258
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2036	5.25	510,968	552,995
430,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	430,000	451,040
845,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	845,000	894,035
865,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	865,000	913,777
835,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	835,000	887,805
750,000	NEW ORLEANS LA SEWAGE SVC REVENUE	6/1/2024	6.00	740,408	846,232
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2015	1.20	65,464	59,946
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2018	1.37	119,821	61,447
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.37	62,992	43,896
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.80	141,397	69,743
250,000	NEW YORK CITY NY INDL DEV AGY REVENUE	1/1/2029	6.13	246,766	276,012
320,000	NEW YORK ST DORM AUTH REVENUES	7/1/2019	6.88	320,817	322,931

(Continued)

CLEARWATER INVESTMENT TRUST
 Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW YORK ST DORM AUTH REVENUES	8/15/2024	6.45	$998,498	1,018,220
1,750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,750,000	1,752,730
450,000	NOBLESVILLE IN REDEV AUTH ECON DEV REVENUE	2/1/2031	5.13	445,954	482,224
500,000	NORCO CA REDEV AGY	3/1/2032	5.88	492,742	528,635
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,900
1,300,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2035	6.63	1,300,000	1,078,948
785,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	785,000	830,922
880,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	880,000	931,832
1,780,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	1,780,000	1,842,781
500,000	NTHRN CA GAS AUTH #1 GAS PROJ REVENUE	7/1/2027	1.03	500,000	369,210
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,015,431	1,098,130
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	3.77	1,008,082	1,334,360
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,242,588	1,258,075
600,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	600,000	636,762
230,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.45	230,000	240,801
405,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	405,000	428,579
675,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	706,844	716,519
435,000	ONEIDA TRIBE OF INDIANS WI RETAIL SALES REVENUE(c)	2/1/2021	5.50	435,000	485,325
500,000	ONONDAGA NY CIVIC DEV CORP	12/1/2041	5.25	509,330	527,905
1,000,000	OVERLAND PARK KS TRANSPRTN DEV DIST SALES TAX REVENUE	4/1/2032	5.90	1,000,000	1,077,890
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	15.27	495,177	527,683
1,000,000	PALM BAY FL UTILITY REVENUE(b)	10/1/2031	11.87	321,403	364,250
250,000	PALM BEACH CNTY FL HLTH FACS AUTH	11/15/2029	5.13	249,947	250,042
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	921,374	1,023,540
1,665,000	PATTERSON CA JT UNIF SCH DIST(b)	8/1/2027	12.31	619,912	754,312
750,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2027	5.25	626,848	776,310
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.96	500,000	280,815
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2025	5.00	501,708	539,480
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	918,083	1,035,990
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2034	4.88	1,003,272	1,028,360
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION(b)	6/1/2033	2.19	688,103	956,680
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION(b)	12/1/2035	1.17	1,517,490	1,691,712
750,000	PENNSYLVANIA ST TURNPIKE COMMISSION(b)	12/1/2035	2.01	563,520	662,250
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION(b)	12/1/2038	1.44	1,086,821	1,315,605

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2021	8.01	$1,172,389	1,334,600
500,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2022	9.39	262,030	313,000
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	11.11	2,023,720	2,260,200
950,000	PHILADELPHIA PA HOSPS & HGR EDU FACS AUTH	11/15/2023	6.63	950,000	950,399
1,000,000	PIMA CNTY AZ INDL DEV AUTH CHRT SCH REVENUE	4/1/2022	5.88	1,000,000	1,010,480
25,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	8/1/2012	6.25	25,000	25,103
280,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	280,000	286,381
980,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	885,198	950,139
440,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	440,000	442,438
2,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	2,002,140	2,002,360
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	800,999	827,693
995,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2026	5.00	865,961	860,894
490,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	360,046	490,029
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	16.03	691,279	736,365
750,000	PRIV CLGS & UNIVS AUTH GA	10/1/2032	5.00	750,000	755,078
250,000	PROVIDENCE RI HSG AUTH HSG REVENUE	9/1/2026	5.00	255,169	272,032
500,000	PROVIDENCE RI HSG AUTH HSG REVENUE	9/1/2027	5.00	507,919	541,765
745,000	PROVO UT CHRT SCH REVENUE	6/15/2037	5.50	606,170	617,255
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	984,777	1,031,820
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,566,792	1,606,140
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	989,695	1,080,190
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,526,385
5,000,000	PUERTO RICO CMWLTH	7/1/2039	5.50	5,097,600	5,069,950
1,500,000	PUERTO RICO CMWLTH	7/1/2040	6.50	1,525,864	1,702,980
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.99	500,000	388,820
750,000	PUERTO RICO PUBLIC FIN CORP	8/1/2031	5.50	750,000	774,825
1,000,000	PUERTO RICO SALES TAX FING
	CORP SALES TAX REVENUE(b)	8/1/2033	3.37	588,536	809,010
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.30	500,000	286,090
750,000	QUAIL CREEK AZ CMNTY FACS DIST	7/15/2016	5.15	750,000	760,485
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,259,975
2,000,000	RAILSPLITTER IL TOBACCO SETTLEMENT AUTH	6/1/2024	6.25	2,036,552	2,236,220
975,000	RAMONA CA UNIF SCH DIST COPS(b)	5/1/2032	1.11	799,260	972,992
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	2.10	684,824	876,130
1,500,000	REGL CO TRANSPRTN DIST
	PRIV ACTIVITY REVENUE	1/15/2034	6.00	1,485,517	1,601,715
400,000	RENO NV HOSP REVENUE	6/1/2032	5.25	409,240	414,232
750,000	RENO NV SPARKS INDIAN COLONY	6/1/2021	5.00	765,010	780,405

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	$493,558	575,135
500,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2027	5.75	500,000	539,855
1,000,000	RICHMOND CA CMNTY REDEV AGY TAX ALLOCATION	9/1/2030	6.00	972,787	1,077,960
500,000	RICHMOND CA JT PWRS FING AUTH	7/1/2024	6.25	500,000	552,650
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,298	372,434
1,000,000	RIVERSIDE CNTY CA REDEV AGY	10/1/2030	6.00	1,013,174	1,033,590
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	15.56	645,749	762,240
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	515,224	551,010
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	994,637	938,700
635,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	635,000	644,912
210,000	S WSTRN IL DEV AUTH	11/1/2026	5.63	208,694	157,162
1,000,000	SACRAMENTO CA CITY FING AUTH(b)	12/1/2021	7.46	610,466	626,020
250,000	SACRAMENTO CNTY CA SANTN DISTS FING AUTH REVENUE	12/1/2035	0.86	250,000	176,232
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.90	350,000	214,714
1,030,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	1,030,000	1,033,986
1,000,000	SAGINAW MI HOSP FIN AUTH	7/1/2030	5.00	921,195	1,009,350
190,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	186,372	204,942
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	492,869	528,440
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	340,451	462,962
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	369,629	484,590
433,830	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(d)	2/15/2028	5.25	439,626	61,994
1,000,000	SAINT PAUL MN PORT AUTH	12/1/2036	5.00	975,089	1,070,330
136,137	SAINT TAMMANY PARISH LA FIN AUTH SF MTGE REVENUE	12/1/2039	5.25	139,119	141,286
2,000,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2020	5.00	1,982,660	2,028,940
500,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2028	5.60	489,399	512,235
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	525,810
500,000	SAN DIEGO CA REDEV AGY	9/1/2023	5.00	454,252	507,795
1,000,000	SAN FRANCISCO CITY & CNTY CA ARPTS COMMISSION	5/1/2039	6.00	1,028,979	1,127,400
250,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY	1/15/2030	5.25	250,000	226,598
1,000,000	SAN JOSE CA FING AUTH	5/1/2031	5.50	987,178	1,115,720
500,000	SANTA ANA CA CMNTY REDEV AGY	9/1/2022	6.00	495,208	553,960
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	520,415	568,970
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,205,449	1,483,553
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	504,241	516,995
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	487,807	506,930
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,966	18,236

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	$556,862	62,388
550,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2026	6.40	550,000	555,874
535,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	528,876	577,495
230,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	230,000	244,883
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	11/15/2030	5.63	1,433,254	1,506,420
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	359,772	267,089
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,000	7,051
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.15	144,880	759
533,336	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2047	6.00	525,004	372,732
453,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	329,190	332,221
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	990,911	1,053,990
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	1/15/2022	5.00	979,493	1,017,750
435,000	SPARKS NV TOURISM IMPT DIST #1 REVENUE(c)	6/15/2020	6.50	422,894	436,705
300,000	STHRN MINNESOTA ST MUNI PWR AGY PWR SPLY SYS REVENUE	1/1/2013	2.79	300,000	301,119
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST(b)	12/1/2037	1.37	1,856,243	2,273,600
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,287	500,590
145,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2014	6.25	145,000	144,797
915,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2014	6.50	915,000	915,284
915,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	915,000	916,125
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	778,455
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,027,471	1,023,780
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	5/15/2027	5.13	725,753	993,180
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	767,781	757,462
795,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	795,000	838,312
170,000	TENNESSEE ST HSG DEV AGY MTGE FIN	7/1/2023	5.20	170,531	173,286
700,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	700,000	741,230

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.77	$250,000	184,630
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,055,513	2,399,580
500,000	TEXAS ST PUBLIC FIN AUTH CHRT SCH FIN CORP REVENUE	2/15/2030	6.00	500,000	539,950
1,000,000	TEXAS ST PUBLIC FIN AUTH CHRT SCH FIN CORP REVENUE	8/15/2030	5.00	881,382	1,007,440
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(d)	1/1/2033	11.00	800,000	8
1,000,000	TOBACCO SECURITIZATION AUTH MNTOBACCO SETTLEMENT REVENUE	3/1/2031	5.25	995,052	1,081,900
403,949	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	399,574	262,571
655,000	TOLOMATO FL CDD	5/1/2017	6.38	655,000	280,288
2,000,000	TORRANCE CA UNIF SCH DIST(b)	8/1/2023	9.54	1,001,191	1,241,200
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	4.95	412,337	437,810
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,030,320
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	979,531	980,290
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	990,006	994,070
840,000	TRAVIS CNTY TX HSG FIN CORP(d)	6/1/2035	9.25	840,000	83,882
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	4.10	758,073	894,500
85,000	ULSTER CNTY NY INDL DEV AGY	9/15/2013	5.10	84,822	78,383
1,250,000	UPLAND CA COPS	1/1/2032	6.38	1,215,765	1,430,562
671,000	UTAH ASSOC MUNI POWER(e)	5/1/2022	4.75	671,000	619,400
600,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2018	6.38	600,000	626,892
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2020	5.75	467,286	516,925
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	521,725
495,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	495,000	517,384
750,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	750,000	812,070
250,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2040	5.55	250,000	261,755
500,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	492,962	537,995
205,000	VERANO CENTER FL CDD	11/1/2012	5.00	205,000	193,208
1,240,000	VERMONT ST EDUCTNL & HLTH BLDGS FING AGY	12/1/2027	6.13	1,223,241	1,240,000
750,000	VIRGINIA ST HSG DEV AUTH	12/1/2038	4.60	746,272	766,102
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,041,550
735,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2025	6.00	735,000	818,570
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2031	6.25	1,020,579	1,117,450
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	884,337	965,150
230,000	W VLGS FL IMPT DIST	5/1/2037	5.50	230,000	102,773
500,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2024	6.50	479,981	568,575
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.13	975,972	1,159,050
750,000	WASHINGTON ST HLTH CARE FACS AUTH	11/15/2031	6.13	743,578	862,140

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	WASHINGTON ST HSG FIN COMMISSION	7/15/2029	4.75	$1,000,000	1,047,380
1,150,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,147,560	1,038,197
500,000	WATERLOO IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES & SVCS T	7/1/2029	5.00	500,000	523,800
420,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(d)	11/1/2012	5.00	420,018	185,237
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,020,164	1,204,140
460,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH	2/15/2018	6.25	446,848	460,230
400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2023	5.60	400,708	407,788
185,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/15/2023	6.00	190,688	191,246
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2024	6.50	359,052	500,370
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	1/15/2025	5.65	500,916	505,875
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2026	5.00	503,318	507,420
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,025,007	1,091,060
565,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	2/15/2032	5.25	554,762	568,277
250,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/15/2032	6.00	259,113	256,888
750,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/15/2033	6.40	756,629	768,172
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2034	6.75	504,810	508,695
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	7.07	1,000,000	299,810
570,000	WOODHILL TX PUBLIC FAC CORP MF REVENUE	12/1/2015	7.25	566,369	570,319
295,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	295,899	282,486
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	530,955
750,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2023	5.25	757,822	815,842
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.25	355,352	141,304
	Sub-total Municipal Bonds:			453,753,393	462,675,014	88.92%
Short-Term Investments:
18,604,931	NORTHERN INSTITUTIONAL FUNDS -TAX-EXEMPT PORTFOLIO, 0.01%(f)			18,604,931	18,604,931
	Sub-total Short-Term Investments:			18,604,931	18,604,931	3.58%
	Grand total(g)			$507,023,482	522,047,548	100.34%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of the Funds.

(d)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(f)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $11,769,850 with net purchases of approximately $6,835,081 during the three months ended March 31, 2012.

(g)

At March 31, 2012, the cost for Federal income tax purposes was $507,023,482. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$34,527,395
Gross unrealized depreciation	(19,503,329)
Net unrealized appreciation	$15,024,066

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	13.16%
Illinois	11.89
Texas	7.22
Florida	4.59
Indiana	3.70
Pennsylvania	3.50
Ohio	3.31
Minnesota	3.22
Arizona	3.05
Michigan	2.99
Other	43.37
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

On January 1, 2012, the Clearwater Tax-Exempt Bond (the “Tax-Exempt Bond Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments. The inputs are summarized in the three broad levels below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are dervied principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is siginificant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Tax-Exempt Bond Fund as of March 31, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$40,767,603	$—	$—	$40,767,603
Municipal Bonds
Airport	—	1,722,985	—	1,722,985
Bond Bank	—	2,618,610	—	2,618,610
Development	—	15,807,684	262,571	16,070,255
Education	—	55,667,291	—	55,667,291
Facilities	—	5,793,893	—	5,793,893
General	—	49,452,714	—	49,452,714
General Obligation	—	19,491,652	—	19,491,652
Higher Education	—	14,315,962	970,560	15,286,522
Housing	—	15,151,502	—	15,151,502
Medical	—	80,140,141	1,187,072	81,327,213
Mello-Roos	—	3,222,231	—	3,222,231
Multifamily Housing	—	35,642,209	—	35,642,209
Nursing Home	—	43,250,404	—	43,250,404
Pollution	—	551,010	—	551,010
Power	—	4,317,938	619,400	4,937,338
School District	—	20,020,382	—	20,020,382
Single Family Housing	—	48,395,663	—	48,395,663
Student Loan	—	8,280,477	—	8,280,477
Tobacco Settlement	—	4,788,111	—	4,788,111
Transportation	—	20,389,842	—	20,389,842
Utilities	—	1,944,333	993,550	2,937,883
Water	—	7,676,827	—	7,676,827
Short-Term Investments	18,604,931	—	—	18,604,931

Total Assets	$59,372,534	$458,641,861	$4,033,153	$522,047,548

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities, and short-term investments. The municipal bond securities generally are considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider.The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of March 31, 2012, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events, such as the default of a municipal bond or the maturity of a bond anticipation note prior to the new roll forward date. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee will consider other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments.

Quantitative Information about Level 3 Fair Value Measurement:(1)
	Fair Value at 3/31/12	Valuation Technique	Unobservable Input	Pricing

Development	$262,571	Market Approach	Last evaluated price from a primary pricing service provider, on February 14, 2012. Security has been in default since December 1, 2011.	65.001

Higher Education	970,560	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	90.602

Medical	237,380	Market Approach	As security is infrequently traded and there is a wide spread between prices provided by two independent pricing service providers, the valuation is based on an average of the prices.	80.646 and 55, resulting in an average price of 67.823

Medical	949,692	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	97.068

Power	619,400	Market Approach	As security is not openly traded, the valuation is based on an average price of par value and a price determined in good faith by the Valuation Committee.	100 and 84.62, resulting in an average price of 92.31

Utilities	993,550	Market Approach	Last evaluated price, from a primary pricing service provider, on February 28, 2012. Bond matured on 2/28/12. The bond is a bond anticipation note and is rolled to different maturity dates at various times. The next maturity date of this bond anticipation note has yet to be determined.	80.00

(1)

As the Tax-Exempt Bond Fund’s Level 3 assets are below one percent of the Tax-Exempt Bond Fund’s net assets on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

The Tax-Exempt Bond Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2012, there were no transfers between any of the Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development	Higher Education	Medical	Power	Utilities	Total
Balance as of 12/31/11	$181,777	$990,330	$1,144,754	$619,400	$964,241	$3,900,502
Realized Gains	—	—	320	—	—	320
Realized Losses	—	(726)	—	—	—	(726)
Change in Unrealized Appreciation	80,794	2,777	52,324	—	29,309	165,204
Change in Unrealized Depreciation	—	—	—	—	—	—
Purchases	—	—	—	—	—	—
Issuances	—	—	—	—	—	—
Sales	—	(21,821)	(10,326)	—	—	(32,147)
Settlements	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 3/31/12	$262,571	$970,560	$1,187,072	$619,400	$993,550	$4,033,153

The amount of change in net unrealized gain on investments in Level 3 securities still held at March 31, 2012, broken out by sectors of Development, Higher Education, Medical, Power and Utilities was $80,794, $2,777, $52,324, $0, and $29,309, respectively.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2012

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
29,184	AGL ENERGY LTD.	$388,572	445,738
51,722	ALUMINA LTD.	50,177	66,143
28,415	AMCOR LTD.	114,487	218,909
46,294	AMP LTD.	141,805	207,086
21,099	ASCIANO LTD.	92,598	107,054
4,112	ASX LTD.	84,309	141,362
46,617	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	638,253	1,122,786
26,281	BENDIGO AND ADELAIDE BANK LTD.	209,666	210,905
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)	-	-
60,950	BHP BILLITON LTD.	1,496,907	2,184,330
13,040	BORAL LTD.	38,661	54,416
17,400	BRAMBLES LTD.	64,294	127,924
4,100	CAMPBELL BROTHERS LTD.	205,708	285,424
71,533	CFS RETAIL PROPERTY TRUST	103,008	132,587
27,898	COCA-COLA AMATIL LTD.	299,576	360,232
971	COCHLEAR LTD.	35,893	62,238
27,370	COMMONWEALTH BANK OF AUSTRALIA	764,197	1,419,893
79,200	COMMONWEALTH PROPERTY OFFICE FUND	76,992	80,780
8,520	COMPUTERSHARE LTD.	47,796	79,401
16,853	CROWN LTD.	87,625	151,649
9,576	CSL LTD.	226,091	355,878
13,946	CSR LTD.	34,433	25,994
85,105	DEXUS PROPERTY GROUP	62,970	76,669
78,500	DUET GROUP	148,698	147,939
5,726	DULUXGROUP LTD.	5,840	17,669
29,977	ECHO ENTERTAINMENT GROUP LTD.	101,429	136,269
19,693	EMECO HOLDINGS LTD.	24,398	22,023
38,735	FAIRFAX MEDIA LTD.	31,235	29,079
5,300	FLIGHT CENTRE LTD.	119,015	120,737
21,110	FORTESCUE METALS GROUP LTD.	37,574	127,001
93,686	GOODMAN GROUP	48,414	66,937
35,982	GPT GROUP	55,818	116,247
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	72,045
13,100	ILUKA RESOURCES LTD.	229,843	241,318
59,865	INCITEC PIVOT LTD.	168,470	195,266
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	168,375
2,244	LEIGHTON HOLDINGS LTD.	29,819	49,539
10,015	LEND LEASE GROUP	61,130	77,467
9,837	MACQUARIE GROUP LTD.	195,127	296,210
55,748	METCASH LTD.	200,733	248,222
162,274	MIRVAC GROUP	201,904	196,597
41,258	NATIONAL AUSTRALIA BANK LTD.	706,058	1,050,960
13,623	NEWCREST MINING LTD.	389,474	418,678
41,387	ONESTEEL LTD.	67,342	53,141
10,126	ORICA LTD.	164,369	293,274
15,652	ORIGIN ENERGY LTD.	164,158	216,369
6,819	OZ MINERALS LTD.	25,768	68,915
60,703	PALADIN ENERGY LTD.(b)	104,577	115,342
416	PERPETUAL LTD.	7,027	10,937
134,432	QANTAS AIRWAYS LTD.(b)	246,320	248,476
15,800	QBE INSURANCE GROUP LTD.	218,199	231,830
26,724	QR NATIONAL LTD.	110,038	103,217
8,245	RIO TINTO LTD.	321,508	558,356
22,469	SANTOS LTD.	244,511	331,312
8,900	SEVEN WEST MEDIA LTD.	32,242	36,034
9,824	SONIC HEALTHCARE LTD.	79,849	127,361
10,500	SP AUSNET	9,788	11,688
89,800	SPARK INFRASTRUCTURE GROUP	128,727	139,015
10,100	SPOTLESS GROUP LTD.	18,131	24,577
142,829	STOCKLAND	423,304	434,817
49,573	SUNCORP GROUP LTD.	273,388	431,189
72,377	TABCORP HOLDINGS LTD.	177,152	203,851
100,846	TATTS GROUP LTD.	225,972	258,972
84,993	TELSTRA CORP. LTD.	216,236	289,549
34,689	TOLL HOLDINGS LTD.	180,549	210,850
13,099	TRANSURBAN GROUP	36,728	75,957
55,100	TREASURY WINE ESTATES LTD.	208,728	233,926

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
16,997	WESFARMERS LTD.	$225,362	528,355
2,560	WESFARMERS LTD. - PPS	32,507	81,911
42,659	WESTFIELD GROUP	253,085	390,045
35,413	WESTFIELD RETAIL TRUST	53,180	94,607
56,332	WESTPAC BANKING CORP.	771,371	1,276,862
10,749	WOODSIDE PETROLEUM LTD.	360,238	387,449
22,832	WOOLWORTHS LTD.	435,292	614,223
6,807	WORLEYPARSONS LTD.	151,071	201,799
		14,185,267	20,000,182	5.65%
Austria:
3,566	ERSTE GROUP BANK A.G.	63,769	82,232
33,719	IMMOFINANZ A.G.(b)	101,097	122,503
3,155	OESTERREICHISCHE POST A.G.	99,652	109,825
4,858	OMV A.G.	162,153	172,671
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	116,952
3,016	STRABAG S.E. (BEARER)	88,668	91,894
915	VERBUND A.G.	30,953	27,836
1,003	VIENNA INSURANCE GROUP A.G. WIENER
	VERSICHERUNG GRUPPE	49,973	44,238
11,446	VOESTALPINE A.G.	448,554	384,925
		1,151,440	1,153,076	0.33%
Belgium:
92,075	AGEAS	155,612	202,378
13,088	ANHEUSER-BUSCH INBEV N.V.	445,645	956,223
6,000	ANHEUSER-BUSCH INBEV N.V. ADR(c)	379,191	436,320
14,395	BELGACOM S.A.	462,920	462,788
1,645	COLRUYT S.A.	74,892	66,126
9,604	DELHAIZE GROUP S.A.	648,445	505,316
15,441	GROUPE BRUXELLES LAMBERT S.A.	1,291,226	1,195,272
2,869	KBC GROEP N.V.	50,323	71,975
400	MOBISTAR S.A.	25,537	19,926
625	SOLVAY S.A., CLASS A	36,847	73,996
1,091	UCB S.A.	30,547	47,072
2,966	UMICORE S.A.	53,114	163,395
		3,654,299	4,200,787	1.19%
Canada:
4,700	ADVANTAGE OIL & GAS LTD.(b)	36,288	15,784
2,932	AGNICO-EAGLE MINES LTD.	145,234	97,870
1,900	AGRIUM, INC.	106,809	163,981
12,134	AGRIUM, INC. (NEW YORK EXCHANGE)	599,550	1,048,014
7,100	ALIMENTATION COUCHE TARD, INC., CLASS B	176,962	233,108
3,100	ATCO LTD., CLASS I	108,608	217,358
6,200	AURICO GOLD, INC.(b)	55,782	55,256
12,593	BANK OF MONTREAL	453,760	748,276
20,946	BANK OF NOVA SCOTIA	628,249	1,173,814
18,364	BARRICK GOLD CORP.	620,486	798,467
3,479	BAYTEX ENERGY CORP.	151,408	180,421
7,800	BCE, INC.	164,418	312,468
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	220,688	416,187
6,600	BROOKFIELD OFFICE PROPERTIES, INC.	94,024	114,797
11,740	CAE, INC.	85,345	120,100
2,700	CALFRAC WELL SERVICES LTD.	69,284	75,519
200	CALLOWAY REAL ESTATE INVESTMENT TRUST	5,338	5,436
1,600	CAMECO CORP.	34,280	34,342
11,081	CAMECO CORP. (NEW YORK EXCHANGE)	198,977	238,131
8,340	CANADIAN IMPERIAL BANK OF COMMERCE	394,681	637,927
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	763,640
21,666	CANADIAN NATURAL RESOURCES LTD.	500,070	718,878
2,322	CANADIAN OIL SANDS LTD.	55,988	48,977
1,300	CANADIAN PACIFIC RAILWAY LTD.	64,447	98,670
6,995	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	362,885	531,270
3,400	CANADIAN TIRE CORP. LTD., CLASS A	207,721	219,714
3,700	CANADIAN UTILITIES LTD., CLASS A	191,111	241,326
2,500	CELESTICA, INC.(b)	24,202	24,035
15,213	CENOVUS ENERGY, INC.	314,780	546,755

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
500	CENTERRA GOLD, INC.	$9,803	7,774
12,200	CGI GROUP, INC., CLASS A(b)	225,117	271,886
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,696	243,385
3,600	COGECO CABLE, INC.	166,066	188,896
1,070	CRESCENT POINT ENERGY CORP.	50,533	46,061
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	80,563
4,200	DUNDEE CORP., CLASS A(b)	97,479	105,221
12,278	ELDORADO GOLD CORP.	151,008	168,700
1,200	EMPIRE CO. LTD., CLASS A	71,754	69,293
15,872	ENBRIDGE, INC.	263,158	616,627
18,102	ENCANA CORP.	408,159	355,704
7,748	ENERPLUS CORP.	153,573	173,710
300	FAIRFAX FINANCIAL HOLDINGS LTD.	121,971	121,080
349	FAIRFAX FINANCIAL HOLDINGS LTD. (OTC EXCHANGE)	107,219	140,503
2,169	FIRST QUANTUM MINERALS LTD.	50,381	41,358
2,800	GEORGE WESTON LTD.	200,720	177,769
3,052	GILDAN ACTIVEWEAR, INC.	33,435	84,083
14,604	GOLDCORP, INC.	479,947	658,056
18,100	HUDBAY MINERALS, INC.	189,213	198,510
11,753	HUSKY ENERGY, INC.	303,452	299,039
8,203	IAMGOLD CORP.	91,103	109,018
6,504	IMPERIAL OIL LTD.	230,241	295,217
3,400	INMET MINING CORP.	213,573	192,241
200	INTACT FINANCIAL CORP.	11,023	12,036
8,170	IVANHOE MINES LTD.(b)	102,811	128,596
14,400	KINROSS GOLD CORP.	147,634	140,752
24,936	KINROSS GOLD CORP. (NEW YORK EXCHANGE)	416,761	244,123
2,900	MACDONALD DETTWILER & ASSOCIATES LTD.	125,974	132,048
3,100	MAGNA INTERNATIONAL, INC.	130,387	147,806
6,538	MAGNA INTERNATIONAL, INC. (NEW YORK EXCHANGE)	86,809	312,124
30,174	MANULIFE FINANCIAL CORP.	369,085	408,858
3,469	METHANEX CORP.	31,828	112,500
1,900	METHANEX CORP. (TORONTO EXCHANGE)	43,920	61,867
4,700	METRO, INC.	227,622	250,620
800	MORGUARD CORP.	68,102	74,988
4,400	MULLEN GROUP LTD.	97,285	92,455
2,110	NATIONAL BANK OF CANADA	159,569	167,891
8,700	NEXEN, INC.	171,739	159,522
11,881	NEXEN, INC. (NEW YORK EXCHANGE)	199,398	218,016
4,500	NUVISTA ENERGY LTD.(b)	47,576	16,647
1,641	OPEN TEXT CORP.(b)	72,477	100,347
1,300	PACE OIL & GAS LTD.(b)	5,385	6,409
1,100	PACIFIC RUBIALES ENERGY CORP.	32,395	32,133
2,253	PAN AMERICAN SILVER CORP.	41,183	49,701
4,900	PASON SYSTEMS, INC.	69,833	68,968
12,200	PENGROWTH ENERGY CORP.	124,086	114,356
12,861	PENGROWTH ENERGY CORP. (NEW YORK EXCHANGE)	127,732	121,197
12,200	PENN WEST PETROLEUM LTD.	295,728	238,374
12,367	PENN WEST PETROLEUM LTD. (NEW YORK EXCHANGE)	146,337	242,022
6,700	PETROBANK ENERGY & RESOURCES LTD.(b)	106,114	106,260
4,300	PETROMINERALES LTD.	78,787	79,965
17,375	POTASH CORP. OF SASKATCHEWAN, INC.	526,973	793,864
3,080	POWER CORP. OF CANADA	79,870	81,639
4,085	PRECISION DRILLING CORP.(b)	38,807	40,972
10,641	PROVIDENT ENERGY LTD.	33,300	127,692
5,400	QUEBECOR, INC., CLASS B	181,917	208,313
8,184	RESEARCH IN MOTION LTD.(b)	199,708	120,387
2,101	RITCHIE BROS. AUCTIONEERS, INC.	37,504	49,920
11,804	ROGERS COMMUNICATIONS, INC., CLASS B	297,723	468,618
27,302	ROYAL BANK OF CANADA	933,280	1,584,881
5,900	SAPUTO, INC.	240,986	255,578
600	SHAW COMMUNICATIONS, INC., CLASS B	12,408	12,698
9,661	SHAW COMMUNICATIONS, INC., CLASS B
	(NEW YORK EXCHANGE)	153,543	204,330
17,300	SHERRITT INTERNATIONAL CORP.	124,690	94,348
2,194	SHOPPERS DRUG MART CORP.	90,912	96,338
2,900	SILVER STANDARD RESOURCES, INC.(b)	44,947	43,667

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
6,863	SILVER WHEATON CORP.	$71,004	227,852
13,665	SUN LIFE FINANCIAL, INC.	280,303	323,722
39,195	SUNCOR ENERGY, INC.	1,057,115	1,281,676
24,791	TALISMAN ENERGY, INC.	289,882	312,367
12,276	TECK RESOURCES LTD., CLASS B	103,421	437,762
4,274	TELUS CORP. (NON VOTING)	113,886	242,934
9,775	THOMSON REUTERS CORP.	254,637	282,498
400	TIM HORTONS, INC.	18,784	21,399
4,489	TIM HORTONS, INC. (NEW YORK EXCHANGE)	137,057	240,341
17,042	TORONTO-DOMINION BANK (THE)	708,759	1,447,718
6,974	TRANSALTA CORP.	120,620	130,902
14,285	TRANSCANADA CORP.	389,230	614,255
5,000	TRANSCONTINENTAL, INC., CLASS A	63,587	62,506
5,900	TRANSFORCE, INC.	72,666	99,369
5,200	TRICAN WELL SERVICE LTD.	94,407	76,371
5,968	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	117,465	320,422
2,256	VERMILION ENERGY, INC.	83,841	104,059
9,900	YAMANA GOLD, INC.	97,087	154,430
19,653	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	186,540	306,980
		21,002,800	29,236,604	8.26%
China:
1,300	BAIDU, INC. ADR(b)(c)	175,493	189,501
10,000	CHINA MINZHONG FOOD CORP. LTD.(b)	10,321	7,955
269,930	INDUSTRIAL & COMMERCIAL BANK OF CHINA, CLASS H	213,123	174,148
		398,937	371,604	0.11%
Denmark:
10	A.P. MOELLER - MAERSK A/S, CLASS A	46,408	73,555
30	A.P. MOELLER - MAERSK A/S, CLASS B	161,539	231,636
18,666	CARLSBERG A/S, CLASS B	1,411,107	1,542,263
300	COLOPLAST A/S, CLASS B	27,666	51,940
13,100	DANSKE BANK A/S(b)	138,182	221,876
4,000	DSV A/S	31,768	90,689
200	FLSMIDTH & CO. A/S	6,013	14,037
14,000	GN STORE NORD A/S	147,776	149,422
14,400	H. LUNDBECK A/S	278,144	288,543
10,000	NOVO NORDISK A/S, CLASS B	586,411	1,384,538
2,500	NOVOZYMES A/S, CLASS B	39,158	72,811
10,488	PANDORA A/S	73,214	121,338
325	TOPDANMARK A/S(b)	33,362	56,443
		2,980,748	4,299,091	1.22%
Finland:
2,497	CARGOTEC OYJ, CLASS B	108,120	95,380
1,805	ELISA OYJ	21,851	43,260
7,306	FORTUM OYJ(b)	150,746	177,343
24,000	KEMIRA OYJ	325,963	318,492
1,396	KESKO OYJ, CLASS B	30,705	45,299
1,628	KONE OYJ, CLASS B	35,674	90,695
12,278	METSO OYJ	374,596	524,831
27,359	NESTE OIL OYJ	295,191	336,978
59,752	NOKIA OYJ	345,692	325,304
2,240	NOKIAN RENKAAT OYJ	31,307	109,164
12,778	OUTOKUMPU OYJ(b)	26,565	26,807
10,565	POHJOLA BANK PLC, CLASS A	85,425	117,023
5,573	SAMPO OYJ, CLASS A	77,600	161,069
559	SANOMA OYJ	6,931	7,157
15,829	STORA ENSO OYJ, CLASS R	75,698	117,591
9,000	TIETO OYJ	122,401	169,129
11,934	UPM-KYMMENE OYJ	99,928	162,508
634	WARTSILA OYJ ABP	7,249	23,913
		2,221,642	2,851,943	0.81%
France:
15,275	ACCOR S.A.	595,716	545,373
551	AEROPORTS DE PARIS	28,858	45,224
5,432	AIR FRANCE-KLM(b)	38,168	30,863
5,518	AIR LIQUIDE S.A.	508,863	735,651
44,717	ALCATEL-LUCENT(b)	81,206	101,686

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
2,297	ALSTOM S.A.	$87,870	89,639
600	ARKEMA S.A.	15,308	55,912
608	ATOS	15,429	35,067
27,416	AXA S.A.	373,813	454,505
819	BIOMERIEUX	79,843	64,523
18,641	BNP PARIBAS S.A.	813,238	884,460
7,036	BOUYGUES S.A.	250,920	215,176
735	BUREAU VERITAS S.A.	29,322	64,699
1,862	CAP GEMINI S.A.	62,328	83,342
7,443	CARREFOUR S.A.	194,584	178,435
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	214,569
648	CHRISTIAN DIOR S.A.	36,000	99,432
8,977	CIE DE ST-GOBAIN	309,749	400,909
1,477	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	39,433	43,712
7,231	CIE GENERALE DES ETABLISSEMENTS MICHELIN	443,942	538,431
3,462	CIE GENERALE D’OPTIQUE ESSILOR
	INTERNATIONAL S.A.	134,447	308,576
22,736	CNP ASSURANCES	350,915	354,784
6,072	CREDIT AGRICOLE S.A.	40,526	37,738
10,899	DANONE	562,364	760,243
812	DASSAULT SYSTEMES S.A.	31,122	74,715
3,633	EDENRED	65,572	109,312
1,536	EURAZEO	53,525	78,154
3,941	EUTELSAT COMMUNICATIONS S.A.	92,604	145,701
29,136	FRANCE TELECOM S.A.	500,430	431,531
24,659	GDF SUEZ	721,519	637,043
564	GECINA S.A.	51,331	58,929
648	HERMES INTERNATIONAL	64,252	218,352
304	ILIAD S.A.	29,549	41,883
2,335	KLEPIERRE	57,367	80,970
4,713	LAFARGE S.A.	166,939	224,938
4,712	LAGARDERE S.C.A.	130,946	145,360
3,554	LEGRAND S.A.	61,802	130,777
4,196	L’OREAL S.A.	333,685	517,600
3,812	LVMH MOET HENNESSY LOUIS VUITTON S.A.	284,586	655,090
41,178	NATIXIS	92,351	158,444
991	NEOPOST S.A.	83,847	63,733
3,500	PERNOD-RICARD S.A.	239,500	365,972
1,844	PEUGEOT S.A.	31,688	29,697
1,531	PPR	112,344	263,408
36,479	PUBLICIS GROUPE S.A.	1,307,402	2,011,058
6,854	RENAULT S.A.	221,602	361,310
4,202	SAFRAN S.A.	40,399	154,426
32,060	SANOFI	1,993,147	2,489,855
9,202	SCHNEIDER ELECTRIC S.A.	387,172	601,248
1,813	SCOR S.E.	36,441	48,989
3,311	SES S.A.	62,443	82,159
10,674	SOCIETE GENERALE S.A.	304,699	312,696
34,481	SOCIETE TELEVISION FRANCAISE 1	348,084	422,215
5,364	SODEXO	268,073	440,404
13,444	SODEXO PRIME FIDELITE(b)	721,006	1,103,801
21,611	SUEZ ENVIRONNEMENT CO.	318,937	331,464
2,589	TECHNIP S.A.	116,011	305,003
2,172	THALES S.A.	86,735	81,285
80,925	TOTAL S.A.	4,281,033	4,127,285
1,568	UNIBAIL-RODAMCO S.E.	177,708	313,586
6,600	VALEO S.A.	334,079	346,116
3,072	VALLOUREC S.A.	191,446	194,616
5,000	VEOLIA ENVIRONNEMENT S.A.	70,640	82,924
8,329	VINCI S.A.	346,780	434,344
16,174	VIVENDI S.A.	370,118	296,824
1,216	ZODIAC AEROSPACE	113,719	126,614
		20,568,213	25,442,780	7.19%
Germany:
2,785	ADIDAS A.G.	94,549	217,441
11,309	ALLIANZ S.E. (REGISTERED)	1,156,433	1,349,477
5,000	AURUBIS A.G.	276,049	263,976

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
24,993	BASF S.E.	$1,230,270	2,186,351
13,830	BAYER A.G. (REGISTERED)	727,243	972,806
14,464	BAYERISCHE MOTOREN WERKE A.G.	786,641	1,300,785
828	BEIERSDORF A.G.	35,556	54,029
4,500	BILFINGER BERGER S.E.	321,501	422,702
435	BRENNTAG A.G.	47,835	53,271
10,452	CELESIO A.G.	161,250	189,166
26,768	COMMERZBANK A.G.(b)	68,810	67,725
916	CONTINENTAL A.G.(b)	47,943	86,459
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,063,585
15,510	DEUTSCHE BANK A.G. (REGISTERED)	630,604	771,690
2,057	DEUTSCHE BOERSE A.G.	105,574	138,490
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	45,645
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	370,008
45,833	DEUTSCHE TELEKOM A.G. (REGISTERED)	562,033	551,805
26,692	E.ON A.G.	667,516	639,369
3,718	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	153,995	263,509
1,848	FRESENIUS S.E. & CO. KGAA	99,810	189,512
2,738	GEA GROUP A.G.	27,680	94,433
14,780	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	747,631	877,988
25,825	HEIDELBERGCEMENT A.G.	1,188,322	1,563,208
10,464	HENKEL A.G. & CO. KGAA	419,473	653,142
1,550	HOCHTIEF A.G.	59,506	94,040
21,437	INFINEON TECHNOLOGIES A.G.	120,692	219,178
2,921	K+S A.G. (REGISTERED)	149,718	152,812
843	KABEL DEUTSCHLAND HOLDING A.G.(b)	48,850	52,067
5,523	LANXESS A.G.	299,998	456,552
2,969	LINDE A.G.	267,952	532,792
2,275	MAN S.E.	122,285	302,903
1,025	MERCK KGAA	86,079	113,439
4,523	METRO A.G.	157,225	174,879
4,041	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	512,591	609,289
10,061	RWE A.G.	298,364	480,450
1,458	SALZGITTER A.G.	79,130	79,912
17,103	SAP A.G.	683,559	1,194,361
14,479	SIEMENS A.G. (REGISTERED)	933,478	1,459,711
4,800	SIEMENS A.G. ADR(c)	498,351	484,032
4,500	SUEDZUCKER A.G.	150,087	143,291
6,245	THYSSENKRUPP A.G.	125,145	155,462
7,071	TUI A.G.(b)	57,698	52,595
493	VOLKSWAGEN A.G.	49,099	79,494
517	WACKER CHEMIE A.G.	55,413	45,585
		15,166,534	21,269,416	6.01%
Greece:
6,991	COCA COLA HELLENIC BOTTLING CO. S.A.(b)	108,814	133,799
14,673	NATIONAL BANK OF GREECE S.A.(b)	57,617	37,574
		166,431	171,373	0.05%
Hong Kong:
152,200	AIA GROUP LTD.	485,660	557,606
23,100	BANK OF EAST ASIA LTD.	41,005	86,861
60,000	BOC HONG KONG HOLDINGS LTD.	100,798	165,733
26,000	CATHAY PACIFIC AIRWAYS LTD.	31,809	48,146
224,000	CHAMPION REIT	99,823	94,902
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	258,322
11,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	51,146	66,931
33,000	CHOW SANG SANG HOLDINGS INTERNATIONAL LTD.	90,252	85,204
36,500	CLP HOLDINGS LTD.	253,113	314,918
27,800	ESPRIT HOLDINGS LTD.	38,689	55,847
18,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	39,054	49,720
83,123	GUOCO GROUP LTD.	703,310	725,740
39,000	HAIER ELECTRONICS GROUP CO. LTD.(b)	33,373	44,195
17,000	HANG LUNG GROUP LTD.	50,690	110,006
30,000	HANG LUNG PROPERTIES LTD.	64,007	109,909
11,500	HANG SENG BANK LTD.	124,740	152,830
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	71,734

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
9,065	HKT TRUST/HKT LTD.(b)	$6,428	7,051
110,110	HONG KONG & CHINA GAS CO. LTD.	149,918	282,169
18,900	HONG KONG EXCHANGES AND CLEARING LTD.	202,799	317,616
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	207
4,000	HOPEWELL HOLDINGS LTD.	10,853	10,972
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.	75,765	28,124
41,000	HUTCHISON WHAMPOA LTD.	238,014	409,709
116,000	JOHNSON ELECTRIC HOLDINGS LTD.	64,368	72,150
27,000	KERRY PROPERTIES LTD.	90,767	121,518
50,000	KINGBOARD CHEMICAL HOLDINGS LTD.	180,015	174,812
150,000	LI & FUNG LTD.	208,513	344,214
111,500	LINK REIT (THE)	322,434	414,957
16,500	MTR CORP. LTD.	38,268	59,069
224,000	NEW WORLD CHINA LAND LTD.	56,636	55,672
155,000	NEW WORLD DEVELOPMENT CO. LTD.	164,199	186,227
183,000	NOBLE GROUP LTD.	244,164	200,899
169,500	NWS HOLDINGS LTD.	240,670	259,308
37,000	PACIFIC ANDES RESOURCES DEVELOPMENT LTD.(b)	5,315	5,121
417,000	PCCW LTD.	152,264	149,283
73,000	POWER ASSETS HOLDINGS LTD.	451,268	535,831
63,000	REGAL REAL ESTATE INVESTMENT TRUST	17,066	15,901
31,200	SANDS CHINA LTD.	71,562	121,939
22,000	SHANGRI-LA ASIA LTD.	29,501	48,105
59,400	SINO LAND CO. LTD.	80,601	94,850
2,800	SINO-FOREST CORP.(b)	50,555	13,502
85,000	SJM HOLDINGS LTD.	143,479	172,944
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	285,815
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	212,987
13,300	SWIRE PROPERTIES LTD.	15,321	33,055
12,000	TELEVISION BROADCASTS LTD.	64,996	80,896
37,000	WHARF HOLDINGS LTD.	91,952	201,069
32,000	WHEELOCK & CO. LTD.	73,143	96,426
30,000	WYNN MACAU LTD.	50,423	87,696
85,500	YUE YUEN INDUSTRIAL HOLDINGS LTD.	232,163	300,029
		6,598,855	8,398,727	2.37%
Ireland:
13,711	ACCENTURE PLC, CLASS A	457,900	884,360
31,362	COVIDIEN PLC	1,134,423	1,714,874
14,588	CRH PLC	212,444	298,663
3,489	CRH PLC (DUBLIN EXCHANGE)	62,091	71,196
9,600	DCC PLC	234,006	237,700
6,124	ELAN CORP. PLC(b)	36,901	89,640
76,695	EXPERIAN PLC	552,605	1,195,430
37,215	ICON PLC ADR(b)(c)	735,015	789,702
1,776	KERRY GROUP PLC, CLASS A	35,054	82,193
11,192	SHIRE PLC	130,297	361,605
3,200	SHIRE PLC ADR(c)	309,678	303,200
18,840	SMURFIT KAPPA GROUP PLC(b)	116,450	171,770
58,632	WPP PLC	556,646	801,350
		4,573,510	7,001,683	1.98%
Israel:
85,992	BANK HAPOALIM BM	356,731	315,758
18,000	BANK LEUMI LE-ISRAEL BM	61,393	56,681
8,857	ISRAEL CHEMICALS LTD.	105,188	100,767
53	ISRAEL CORP. (THE) LTD.	37,899	35,679
96,000	ISRAEL DISCOUNT BANK LTD., CLASS A(b)	159,546	127,053
29,900	MIZRAHI TEFAHOT BANK LTD.	257,892	269,400
6,816	PARTNER COMMUNICATIONS CO. LTD.	65,919	52,573
15,109	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)	663,507	680,812
		1,708,075	1,638,723	0.46%
Italy:
12,000	ACEA S.P.A.	120,512	76,310
26,031	ASSICURAZIONI GENERALI S.P.A.	405,603	404,118
4,848	ATLANTIA S.P.A.	76,988	80,500
12,162	AUTOGRILL S.P.A.	72,812	128,387
91,413	BANCO POPOLARE SC	152,031	173,369

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
6,300	DANIELI & C OFFICINE MECCANICHE S.P.A.	$146,810	172,586
176,114	ENEL S.P.A.	883,541	637,012
41,562	ENI S.P.A.	782,048	975,048
5,619	EXOR S.P.A.	100,186	141,864
24,375	FIAT INDUSTRIAL S.P.A.(b)	141,398	260,075
10,667	FIAT S.P.A.	28,452	62,712
145,086	INTESA SANPAOLO S.P.A.	265,046	260,069
1,095	LUXOTTICA GROUP S.P.A.	14,342	39,650
90,000	MEDIASET S.P.A.	242,725	248,230
6,795	MEDIOBANCA S.P.A.	46,613	39,912
34,777	MEDIOLANUM S.P.A.	120,164	165,308
2,966	PRYSMIAN S.P.A.	29,515	52,138
4,496	SAIPEM S.P.A.	97,618	232,240
40,318	SNAM S.P.A.	174,297	193,905
6,938	TENARIS S.A.	88,291	132,323
22,370	TERNA RETE ELETTRICA NAZIONALE S.P.A.	71,955	89,923
68,603	UNICREDIT S.P.A.	387,868	343,663
28,409	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,204	120,413
		4,552,019	5,029,755	1.42%
Japan:
24,300	ADERANS CO. LTD.(b)	283,683	276,564
47,400	AEON CO. LTD.	364,820	623,083
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	75,508
1,100	AEON MALL CO. LTD.	23,091	25,557
2,300	AISIN SEIKI CO. LTD.	37,584	80,754
17,000	AJINOMOTO CO., INC.	136,093	213,199
13,000	ALL NIPPON AIRWAYS CO. LTD.	37,823	39,266
2,000	AMADA CO. LTD.	10,582	13,484
100	AOC HOLDINGS, INC.	689	592
41,000	AOZORA BANK LTD.	117,439	118,392
44,000	ASAHI GLASS CO. LTD.	320,135	373,189
9,400	ASAHI GROUP HOLDINGS LTD.	158,222	208,175
52,000	ASAHI KASEI CORP.	276,689	321,043
7,600	ASTELLAS PHARMA, INC.	243,758	312,199
11,000	BANK OF KYOTO (THE) LTD.	98,298	99,809
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	185,072
1,300	BENESSE HOLDINGS, INC.	48,395	64,790
13,800	BRIDGESTONE CORP.	205,726	334,464
8,200	BROTHER INDUSTRIES LTD.	71,149	111,159
9,800	CANON MARKETING JAPAN, INC.	121,360	125,626
29,100	CANON, INC.	925,802	1,374,702
35	CENTRAL JAPAN RAILWAY CO.	211,543	288,397
8,000	CENTURY TOKYO LEASING CORP.	156,848	161,512
15,000	CHIBA BANK (THE) LTD.	81,968	95,689
18,000	CHUBU ELECTRIC POWER CO., INC.	308,559	324,909
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	35,031
11,800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	185,442	219,126
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	50,015
6,700	COCA-COLA WEST CO. LTD.	113,451	117,458
69,119	CREDIT SAISON CO. LTD.	845,312	1,398,785
42,000	DAI NIPPON PRINTING CO. LTD.	418,468	429,298
22,000	DAIHATSU MOTOR CO. LTD.	356,576	402,959
109	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	127,826	150,526
13,100	DAIICHI SANKYO CO. LTD.	225,226	238,678
3,700	DAIKIN INDUSTRIES LTD.	99,833	100,717
14,500	DAINIPPON SUMITOMO PHARMA CO. LTD.	131,146	153,641
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	107,723
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	79,306
16,000	DAIWA SECURITIES GROUP, INC.	68,411	63,213
1,300	DENA CO. LTD.	40,158	36,015
4,000	DENKI KAGAKU KOGYO K.K.	7,188	15,997
8,200	DENSO CORP.	185,234	273,935
2,900	DENTSU, INC.	48,680	92,360
13,000	DOWA HOLDINGS CO. LTD.	55,385	86,386
7,000	EAST JAPAN RAILWAY CO.	392,789	440,631
30,000	EBARA CORP.	107,889	107,651
7,000	EDION CORP.	63,084	49,053

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,800	EISAI CO. LTD.	$120,732	151,049
13,900	ELECTRIC POWER DEVELOPMENT CO. LTD.	354,078	376,857
1,800	FAMILYMART CO. LTD.	52,590	76,117
3,300	FANUC CORP.	276,592	585,300
1,100	FAST RETAILING CO. LTD.	136,395	250,653
52,000	FUJI ELECTRIC CO. LTD.	135,794	136,962
42,000	FUJI HEAVY INDUSTRIES LTD.	280,553	337,450
20,300	FUJIFILM HOLDINGS CORP.	551,524	476,059
31,000	FUJITSU LTD.	124,538	163,300
85,000	FUKUOKA FINANCIAL GROUP, INC.	334,728	376,898
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	39,871
1	GEO HOLDINGS CORP.	1,033	1,180
6,000	GUNMA BANK (THE) LTD.	31,571	32,114
12,000	HACHIJUNI BANK (THE) LTD.	67,350	70,752
400	HAJIME CONSTRUCTION CO. LTD.	7,780	10,574
2,720	HAKUHODO DY HOLDINGS, INC.	146,468	170,888
73,000	HANKYU HANSHIN HOLDINGS, INC.	308,754	318,397
5,900	HEIWA CORP.	101,525	118,474
500	HIROSE ELECTRIC CO. LTD.	48,402	52,496
7,000	HIROSHIMA BANK (THE) LTD.	26,154	31,969
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	28,453
7,700	HITACHI CAPITAL CORP.	102,325	114,615
3,000	HITACHI CHEMICAL CO. LTD.	54,135	54,007
102,000	HITACHI LTD.	318,968	654,385
13,500	HITACHI LTD. ADR(c)	717,502	873,315
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	47,724
2,500	HOKURIKU ELECTRIC POWER CO.	48,380	45,187
41,300	HONDA MOTOR CO. LTD.	1,168,337	1,569,313
4,800	HOYA CORP.	101,897	107,810
1,600	IBIDEN CO. LTD.	37,951	40,924
3,200	IDEMITSU KOSAN CO. LTD.	322,534	318,965
24,000	IHI CORP.	31,334	60,603
52	INPEX CORP.	293,098	351,200
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	115,088
31,000	ISUZU MOTORS LTD.	66,138	181,653
28,000	ITOCHU CORP.	163,531	305,481
7,700	ITOCHU ENEX CO. LTD.	42,905	45,492
18,000	IWATANI CORP.	62,937	60,023
8,000	J. FRONT RETAILING CO. LTD.	31,099	44,655
12,000	JACCS CO. LTD.	36,683	42,770
2,200	JAPAN PETROLEUM EXPLORATION CO.	89,226	102,467
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	52,847
51	JAPAN RETAIL FUND INVESTMENT CORP.	70,217	75,729
22,000	JAPAN STEEL WORKS (THE) LTD.	126,429	150,711
77	JAPAN TOBACCO, INC.	200,326	433,526
4,900	JFE HOLDINGS, INC.	104,992	105,261
4,000	JGC CORP.	53,048	123,961
5,100	JS GROUP CORP.	59,682	106,784
3,100	JSR CORP.	39,530	62,399
5,000	JTEKT CORP.	36,670	59,866
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	45,072
45,180	JX HOLDINGS, INC.	203,020	280,029
7,000	KAJIMA CORP.	15,004	21,313
11,000	KAMIGUMI CO. LTD.	72,240	91,038
36,000	KANEKA CORP.	200,873	217,041
12,400	KANSAI ELECTRIC POWER (THE) CO., INC.	194,591	192,065
2,000	KANSAI PAINT CO. LTD.	10,449	20,177
70,400	KAO CORP.	1,787,106	1,847,444
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	106,986
50	KDDI CORP.	240,697	323,798
13,000	KEIKYU CORP.	95,310	113,716
5,000	KEIO CORP.	28,322	35,823
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	38,662
781	KEYENCE CORP.	131,805	183,625
6,000	KIKKOMAN CORP.	52,867	69,375
7,000	KINDEN CORP.	60,585	54,043
49,000	KINTETSU CORP.	153,011	186,486
15,000	KIRIN HOLDINGS CO. LTD.	169,540	194,097

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
57,000	KOBE STEEL LTD.	$90,912	92,282
500	KOHNAN SHOJI CO. LTD.	7,940	7,920
15,100	KOMATSU LTD.	187,238	430,372
2,300	KONAMI CORP.	36,513	65,192
20,500	KONICA MINOLTA HOLDINGS, INC.	148,552	179,073
4,500	K’S HOLDINGS CORP.	182,268	145,056
21,000	KUBOTA CORP.	129,773	201,709
5,500	KURARAY CO. LTD.	46,234	77,814
4,300	KURITA WATER INDUSTRIES LTD.	96,931	105,360
2,700	KYOCERA CORP.	198,000	247,270
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	33,346
13,300	KYUSHU ELECTRIC POWER CO., INC.	205,903	189,454
2,800	LAWSON, INC.	120,035	176,252
19,000	LION CORP.	111,833	108,810
2,000	MAKITA CORP.	45,574	80,224
27,000	MARUBENI CORP.	91,249	194,750
6,500	MARUI GROUP CO. LTD.	32,287	54,188
41,000	MAZDA MOTOR CORP.(b)	86,602	71,827
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	42,451
1,700	MEIJI HOLDINGS CO. LTD.	54,895	74,250
63,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	282,745	336,435
28,300	MITSUBISHI CORP.	464,235	656,488
32,000	MITSUBISHI ELECTRIC CORP.	148,393	283,009
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	481,492
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	113,583
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	276,158
4,000	MITSUBISHI LOGISTICS CORP.	45,017	47,216
122,000	MITSUBISHI MATERIALS CORP.	329,608	386,189
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	70,136
213,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,050,088	1,060,766
2,700	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	118,742
72,000	MITSUI & CO. LTD.	844,053	1,180,460
16,000	MITSUI CHEMICALS, INC.	40,819	48,521
20,000	MITSUI FUDOSAN CO. LTD.	254,116	382,516
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,445
28,000	MITSUI O.S.K. LINES LTD.	113,072	121,787
437,020	MIZUHO FINANCIAL GROUP, INC.	723,730	712,810
19,000	MORINAGA MILK INDUSTRY CO. LTD.	75,823	74,606
14,180	MS&AD INSURANCE GROUP HOLDINGS	303,657	291,077
3,600	MURATA MANUFACTURING CO. LTD.	162,615	213,344
9,000	NAGASE & CO. LTD.	106,292	111,348
65,000	NAGOYA RAILROAD CO. LTD.	171,000	179,055
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	21,639
27,000	NEC CORP.(b)	70,167	56,435
3,000	NGK INSULATORS LTD.	44,485	42,807
3,000	NGK SPARK PLUG CO. LTD.	28,359	42,807
1,600	NIDEC CORP.	75,128	145,757
9,700	NIFCO, INC.	221,081	265,096
6,000	NIKON CORP.	75,728	182,100
2,200	NINTENDO CO. LTD.	369,606	330,926
11	NIPPON BUILDING FUND, INC.	90,970	104,461
21,000	NIPPON ELECTRIC GLASS CO. LTD.	218,680	182,426
88,000	NIPPON EXPRESS CO. LTD.	332,264	343,419
6,000	NIPPON MEAT PACKERS, INC.	72,315	76,189
11,000	NIPPON SHEET GLASS CO. LTD.	30,764	16,879
79,000	NIPPON STEEL CORP.	211,727	216,667
21,300	NIPPON TELEGRAPH & TELEPHONE CORP.	944,460	966,337
91,000	NISHI-NIPPON CITY BANK (THE) LTD.	250,065	257,274
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	46,939
122,800	NISSAN MOTOR CO. LTD.	923,225	1,307,113
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	30,235
3,000	NISSHINBO HOLDINGS, INC.	23,700	28,381
1,300	NISSIN FOODS HOLDINGS CO. LTD.	47,622	48,612
600	NITORI HOLDINGS CO. LTD.	33,819	54,224
4,500	NITTO DENKO CORP.	124,283	181,321
2,500	NKSJ HOLDINGS, INC.	60,620	55,879
43,100	NOMURA HOLDINGS, INC.	145,794	190,589
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	66,972

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
6,000	NSK LTD.	$24,006	46,177
2,000	NTN CORP.	5,258	8,457
30	NTT DATA CORP.	88,580	105,440
331	NTT DOCOMO, INC.	486,370	549,482
12,000	OBAYASHI CORP.	48,665	52,339
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	37,792
13,000	OJI PAPER CO. LTD.	49,994	62,826
4,000	OLYMPUS CORP.(b)	61,766	65,436
7,300	OMRON CORP.	99,962	156,994
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	77,977
8,000	ONWARD HOLDINGS CO. LTD.	54,094	65,243
800	ORIENTAL LAND CO. LTD.	50,479	85,734
9,860	ORIX CORP.	745,142	941,115
120,000	OSAKA GAS CO. LTD.	446,292	481,347
5,800	OTSUKA HOLDINGS CO. LTD.	162,395	171,685
33,000	PANASONIC CORP.	327,624	303,415
2,300	POLA ORBIS HOLDINGS, INC.	62,865	68,638
108	RAKUTEN, INC.	55,805	113,131
19,000	RENGO CO. LTD.	125,477	131,537
28,300	RESONA HOLDINGS, INC.	129,164	130,272
8,000	RICOH CO. LTD.	81,255	77,808
2,100	RICOH LEASING CO. LTD.	46,154	48,791
1,200	RINNAI CORP.	52,047	86,410
2,400	ROHM CO. LTD.	129,363	118,452
14,581	SANKYO CO. LTD.	762,079	715,241
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	111,046
35,000	SAPPORO HOKUYO HOLDINGS, INC.	109,166	128,975
1,532	SBI HOLDINGS, INC.(b)	124,129	144,560
3,600	SCSK CORP.	55,948	57,066
3,400	SECOM CO. LTD.	133,812	166,369
20,700	SEGA SAMMY HOLDINGS, INC.	365,145	433,669
16,600	SEIKO EPSON CORP.	240,763	232,651
13,800	SEINO HOLDINGS CORP.	102,127	99,706
34,000	SEKISUI CHEMICAL CO. LTD.	249,957	294,946
6,000	SEKISUI HOUSE LTD.	44,394	58,791
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	386,068
61,000	SHARP CORP.	434,342	445,149
1,900	SHIKOKU ELECTRIC POWER CO., INC.	53,913	53,556
4,000	SHIMADZU CORP.	25,419	36,101
1,000	SHIMAMURA CO. LTD.	61,206	111,879
1,500	SHIMANO, INC.	58,204	90,343
2,000	SHIMIZU CORP.	7,530	8,022
7,500	SHIN-ETSU CHEMICAL CO. LTD.	365,373	433,140
26,000	SHIONOGI & CO. LTD.	324,230	359,367
6,000	SHISEIDO CO. LTD.	92,764	103,519
8,000	SHIZUOKA BANK (THE) LTD.	74,794	82,351
21,000	SHOWA DENKO K.K.	33,824	47,700
173	SKY PERFECT JSAT HOLDINGS, INC.	82,814	76,187
600	SMC CORP.	57,789	95,399
14,700	SOFTBANK CORP.(b)	246,767	434,600
21,900	SOJITZ CORP.	34,134	39,160
14,300	SONY CORP.	294,339	294,405
6,600	SONY FINANCIAL HOLDINGS, INC.	85,415	117,220
6,400	SQUARE ENIX HOLDINGS CO. LTD.	120,160	134,391
65,000	STANLEY ELECTRIC CO. LTD.	970,100	1,032,709
47,000	SUMITOMO CHEMICAL CO. LTD.	178,614	199,885
21,300	SUMITOMO CORP.	207,214	307,787
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	179,325
12,500	SUMITOMO FORESTRY CO. LTD.	112,188	113,722
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	66,693
38,000	SUMITOMO METAL INDUSTRIES LTD.	78,322	76,672
18,000	SUMITOMO METAL MINING CO. LTD.	242,021	252,925
23,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	724,753	763,263
85,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	265,182	272,109
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	168,725
15,800	SUMITOMO RUBBER INDUSTRIES LTD.	188,958	209,794
4,900	SUZUKEN CO. LTD.	150,460	151,083
5,700	SUZUKI MOTOR CORP.	102,733	136,151

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
34,600	T&D HOLDINGS, INC.	$349,394	400,898
11,000	TAISEI CORP.	19,821	28,707
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	48,642
41,000	TAKASHIMAYA CO. LTD.	275,212	340,314
14,900	TAKEDA PHARMACEUTICAL CO. LTD.	568,727	656,179
2,900	TDK CORP.	131,547	164,327
7,000	TEIJIN LTD.	14,861	23,512
2,600	TERUMO CORP.	95,419	124,239
2,000	THK CO. LTD.	29,290	40,668
13,000	TOBU RAILWAY CO. LTD.	49,764	68,952
1,000	TOHO CO. LTD.	13,412	18,353
17,000	TOHO GAS CO. LTD.	81,221	100,232
5,100	TOHOKU ELECTRIC POWER CO., INC.(b)	64,437	58,168
16,300	TOKIO MARINE HOLDINGS, INC.	411,422	447,243
19,000	TOKUYAMA CORP.	93,604	58,996
12,000	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	162,617	178,910
3,200	TOKYO ELECTRON LTD.	128,746	183,066
64,000	TOKYO GAS CO. LTD.	238,072	301,567
98,000	TOKYU CORP.	455,333	465,326
62,000	TOKYU LAND CORP.	256,269	303,379
15,000	TONENGENERAL SEKIYU K.K.	143,228	138,097
58,000	TOPPAN PRINTING CO. LTD.	459,699	452,688
32,000	TORAY INDUSTRIES, INC.	181,548	237,387
66,000	TOSHIBA CORP.	197,553	290,258
6,000	TOTO LTD.	30,027	45,164
12,200	TOYO SEIKAN KAISHA LTD.	177,477	174,964
1,000	TOYO SUISAN KAISHA LTD.	23,262	25,964
2,300	TOYOTA INDUSTRIES CORP.	51,959	69,360
51,200	TOYOTA MOTOR CORP.	1,764,137	2,208,396
1,800	TOYOTA TSUSHO CORP.	14,973	36,645
2,500	TREND MICRO, INC.	74,501	76,811
1,700	TSUMURA & CO.	50,505	49,110
8,000	UBE INDUSTRIES LTD.	13,963	21,748
4,000	UNICHARM CORP.	141,842	211,194
12,600	UNY CO. LTD.	121,599	136,401
1,000	USHIO, INC.	14,106	14,051
130	USS CO. LTD.	5,696	13,178
12,700	WEST JAPAN RAILWAY CO.	436,059	510,193
236	YAHOO JAPAN CORP.	62,283	76,359
2,500	YAKULT HONSHA CO. LTD.	42,793	85,933
6,760	YAMADA DENKI CO. LTD.	455,622	422,256
25,000	YAMAGUCHI FINANCIAL GROUP, INC.	220,002	227,142
15,600	YAMAHA MOTOR CO. LTD.	188,608	209,023
9,000	YAMATO HOLDINGS CO. LTD.	96,669	139,076
		52,038,443	63,214,263	17.87%
Mexico:
6,700	FOMENTO ECONOMICO MEXICANO
	S.A.B. DE C.V. ADR(c)	204,665	551,209
2,225	FRESNILLO PLC	49,820	56,870
		254,485	608,079	0.17%
Netherlands:
49,297	AEGON N.V.(b)	185,505	273,776
3,274	AKZO NOBEL N.V.	134,323	193,309
12,269	ARCELORMITTAL	236,020	234,487
10,461	ASML HOLDING N.V.	263,592	522,922
1,079	CORIO N.V.	43,024	56,916
7,792	EUROPEAN AERONAUTIC DEFENCE AND SPACE CO. N.V.	131,378	319,096
520	FUGRO N.V. - CVA	19,413	37,049
1,747	HEINEKEN HOLDING N.V.	53,733	81,783
2,822	HEINEKEN N.V.	79,167	156,854
3,000	IMTECH N.V.	80,176	95,908
221,383	ING GROEP N.V. - CVA(b)	2,247,191	1,844,504
83,859	KONINKLIJKE AHOLD N.V.	1,063,704	1,162,061
7,039	KONINKLIJKE DSM N.V.	355,849	407,300
70,162	KONINKLIJKE KPN N.V.	926,866	771,817
67,095	KONINKLIJKE PHILIPS ELECTRONICS N.V.	1,490,239	1,360,184

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
2,500	NUTRECO N.V.	$194,892	179,785
9,716	QIAGEN N.V.(b)	139,904	151,289
3,773	RANDSTAD HOLDING N.V.	73,225	142,359
7,918	REED ELSEVIER N.V.	85,578	101,126
9,300	ROYAL DUTCH SHELL PLC ADR(c)	640,138	652,209
63,335	ROYAL DUTCH SHELL PLC, CLASS A	1,523,734	2,211,934
46,864	ROYAL DUTCH SHELL PLC, CLASS B	1,136,300	1,648,689
6,056	SBM OFFSHORE N.V.	85,999	123,780
2,181	SNS REAAL N.V.(b)	6,124	5,562
31,278	TNT EXPRESS N.V.	328,212	386,290
28,402	UNILEVER N.V. - CVA	579,364	966,514
6,193	WOLTERS KLUWER N.V.	101,075	117,288
		12,204,725	14,204,791	4.02%
New Zealand:
24,840	AUCKLAND INTERNATIONAL AIRPORT LTD.	49,528	50,024
5,083	CHORUS LTD.(b)	8,483	15,396
7,267	CONTACT ENERGY LTD.(b)	20,979	28,139
14,246	FLETCHER BUILDING LTD.	48,135	78,605
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	27,958	50,456
9,200	VECTOR LTD.	17,307	19,507
		172,390	242,127	0.07%
Norway:
3,900	AKER SOLUTIONS ASA	45,406	65,977
13,800	DNB ASA	88,172	177,365
7,800	FRED OLSEN ENERGY ASA	243,457	305,817
3,900	KVAERNER ASA(b)	6,506	11,094
31,521	NORSK HYDRO ASA	131,018	171,625
12,000	ORKLA ASA	80,407	94,940
6,600	SEADRILL LTD.	70,381	247,296
17,748	STATOIL ASA	328,001	481,767
10,900	TELENOR ASA	62,904	202,101
4,000	YARA INTERNATIONAL ASA	109,527	190,752
		1,165,779	1,948,734	0.55%
Panama:
2,800	COPA HOLDINGS S.A., CLASS A	206,615	221,760
		206,615	221,760	0.06%
Philippines:
8,500	GLOBE TELECOM, INC.	172,736	224,500
		172,736	224,500	0.06%
Portugal:
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	56,443
69,166	ENERGIAS DE PORTUGAL S.A.	210,575	201,193
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	47,416
6,408	JERONIMO MARTINS SGPS S.A.(b)	30,016	130,546
14,258	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	114,811	77,567
		430,103	513,165	0.15%
Russia:
10,100	LUKOIL OAO ADR(c)	705,252	608,020
24,600	SBERBANK OF RUSSIA ADR(b)(c)	320,233	315,864
12,100	SBERBANK OF RUSSIA ADR (OTC EXCHANGE)(b)(c)	171,650	155,732
		1,197,135	1,079,616	0.31%
Singapore:
19,500	CAPITALAND LTD.	25,646	48,399
36,000	CAPITAMALL TRUST	34,133	51,693
5,000	CITY DEVELOPMENTS LTD.	14,259	45,145
51,000	COSCO CORP. SINGAPORE LTD.	48,133	47,266
106,500	DBS GROUP HOLDINGS LTD.	846,917	1,201,363
4,000	FIRST RESOURCES LTD.(b)	5,819	6,078
22,000	FRASER AND NEAVE LTD.	58,463	117,259
96,800	GENTING SINGAPORE PLC(b)	48,634	131,295
130,000	GLOBAL LOGISTIC PROPERTIES LTD.(b)	203,681	227,517
427,000	GOLDEN AGRI-RESOURCES LTD.	248,804	266,653
293,000	HUTCHISON PORT HOLDINGS TRUST	232,466	224,145
4,000	JARDINE CYCLE & CARRIAGE LTD.	37,657	153,662
167,120	KEPPEL CORP. LTD.	812,457	1,461,081

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont’d):
4,000	K-GREEN TRUST	$1,432	3,142
53,000	OLAM INTERNATIONAL LTD.	79,951	99,503
50,000	OVERSEA-CHINESE BANKING CORP. LTD.	183,130	354,800
78,000	SEMBCORP INDUSTRIES LTD.	183,185	327,625
22,000	SEMBCORP MARINE LTD.	32,803	92,407
12,000	SINGAPORE AIRLINES LTD.	70,334	102,812
22,000	SINGAPORE EXCHANGE LTD.	89,463	121,459
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	77,960
38,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	91,421	98,246
169,000	SINGAPORE TELECOMMUNICATIONS LTD.	321,975	423,492
305,000	STARHILL GLOBAL REIT	153,805	155,285
207,000	SUNTEC REAL ESTATE INVESTMENT TRUST	193,564	205,839
25,000	UNITED OVERSEAS BANK LTD.	160,579	364,942
59,000	UOL GROUP LTD.	192,887	222,474
35,000	WILMAR INTERNATIONAL LTD.	146,616	136,431
		4,559,240	6,767,973	1.91%
South Korea:
265	AMOREPACIFIC GROUP	53,245	61,628
1,578	CJ CORP.	123,301	118,658
4,960	DONGBU INSURANCE CO. LTD.(b)	179,739	214,282
1,270	DOOSAN CORP.	149,957	169,251
3,780	DOOSAN HEAVY INDUSTRIES & CONSTRUCTION CO. LTD.	199,238	212,845
970	GREEN CROSS HOLDINGS CORP.	15,638	11,129
3,810	GS HOLDINGS	266,285	218,233
180	GS HOME SHOPPING, INC.	11,109	17,856
3,030	HALLA CLIMATE CONTROL CORP.	65,581	58,966
230	HYUNDAI DEPARTMENT STORE CO. LTD.	29,872	35,321
1,030	HYUNDAI ENGINEERING & CONSTRUCTION CO. LTD.	67,353	73,451
5,920	HYUNDAI MARINE & FIRE INSURANCE CO. LTD.(b)	161,442	170,330
2,650	INDUSTRIAL BANK OF KOREA	26,595	32,159
173	KISWIRE LTD.	5,374	6,543
20,910	KOREA EXCHANGE BANK	162,039	159,817
920	KOREA GAS CORP.	31,388	35,036
750	KOREA ZINC CO. LTD.	156,083	259,146
3,640	KT CORP.	145,775	101,035
4,760	KT&G CORP.	296,854	337,764
2,580	LG CORP.	165,582	148,008
7,340	LG DISPLAY CO. LTD.(b)	184,481	171,669
90	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.(b)	13,128	16,998
3,240	SAMSUNG HEAVY INDUSTRIES CO. LTD.	92,513	107,947
1,920	SK HOLDINGS CO. LTD.	170,549	249,945
649	SK INNOVATION CO. LTD.	106,551	94,797
11,940	SK NETWORKS CO. LTD.	116,540	110,121
20	TAEKWANG INDUSTRIAL CO. LTD.	22,217	20,635
4,570	WOORI FINANCE HOLDINGS CO. LTD.	34,405	52,434
		3,052,834	3,266,004	0.92%
Spain:
9,600	ABENGOA S.A.	247,008	175,282
4,082	ABERTIS INFRAESTRUCTURAS S.A.	59,419	69,496
7,760	ACERINOX S.A.	96,174	99,740
7,814	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	233,151	199,992
2,591	AMADEUS IT HOLDING S.A.	49,148	48,898
86,231	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	665,808	686,251
22,600	BANCO BILBAO VIZCAYA ARGENTARIA S.A. ADR(c)	194,008	180,574
44,766	BANCO DE SABADELL S.A.	130,445	121,918
11,881	BANCO POPULAR ESPANOL S.A.	65,227	42,625
143,103	BANCO SANTANDER S.A.	1,068,713	1,101,256
8,782	BANKIA S.A.(b)	40,800	31,812
17,452	BANKINTER S.A.	82,955	91,545
13,443	CAIXABANK	41,927	52,335
210	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	94,787	113,965
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.(b)	46,996	48,087
2,531	ENAGAS S.A.	38,143	48,710
16,085	FERROVIAL S.A.	79,147	184,881

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	$150,651	84,824
4,262	GAS NATURAL SDG S.A.	52,029	68,098
2,222	GRIFOLS S.A.(b)	31,676	47,416
56,060	IBERDROLA S.A.	391,650	318,288
4,941	INDITEX S.A.	202,632	473,287
32,296	MAPFRE S.A.	99,474	103,980
2,111	RED ELECTRICA CORP. S.A.	88,270	103,300
24,570	REPSOL YPF S.A.	579,987	616,393
71,207	TELEFONICA S.A.	1,418,019	1,166,707
		6,248,244	6,279,660	1.78%
Sweden:
4,550	ALFA LAVAL AB	35,782	93,591
7,400	ASSA ABLOY AB, CLASS B	89,466	232,404
9,200	ATLAS COPCO AB, CLASS A	70,694	222,610
24,000	ATLAS COPCO AB, CLASS B	433,816	517,246
12,000	BOLIDEN AB	159,060	188,436
11,099	ELECTROLUX AB, CLASS B	170,818	234,676
20,700	GETINGE AB, CLASS B	447,653	589,410
14,950	HENNES & MAURITZ AB, CLASS B	323,317	540,918
3,700	HEXAGON AB, CLASS B	56,830	71,801
9,500	HOLMEN AB, CLASS B	265,457	260,883
17,500	HUSQVARNA AB, CLASS B	64,201	105,557
10,000	INDUSTRIVARDEN AB, CLASS C(b)	103,927	148,566
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	69,779
11,800	INVESTOR AB, CLASS B	161,782	261,625
1,000	LOOMIS AB, CLASS B	14,408	14,282
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	181,363
1,100	MODERN TIMES GROUP AB, CLASS B	50,174	60,581
43,400	NORDEA BANK AB	253,480	394,541
3,200	RATOS AB, CLASS B	51,337	44,422
16,000	SAAB AB, CLASS B	316,112	298,644
23,773	SANDVIK AB	201,678	343,126
7,800	SCANIA AB, CLASS B	65,585	162,211
38,200	SECURITAS AB, CLASS B	419,421	368,341
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	296,921
2,800	SKANSKA AB, CLASS B	23,703	48,539
13,800	SKF AB, CLASS B	141,836	336,836
5,400	SSAB AB, CLASS A	48,129	51,049
11,851	SVENSKA CELLULOSA AB, CLASS B	127,399	205,260
8,900	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	283,683
18,300	SWEDBANK AB, CLASS A	58,744	284,322
6,600	SWEDISH MATCH AB	95,099	262,740
8,685	TELE2 AB, CLASS B	128,531	177,203
50,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	454,962	518,017
29,500	TELIASONERA AB	145,684	205,715
27,000	TRELLEBORG AB, CLASS B	206,592	281,973
46,800	VOLVO AB, CLASS B	453,534	681,851
		6,110,936	9,039,122	2.55%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	560,773	848,221
1,039	ACTELION LTD. (REGISTERED)(b)	39,603	37,984
20,178	ADECCO S.A. (REGISTERED)(b)	881,010	1,057,317
2,727	ARYZTA A.G.(b)	67,240	134,737
5,889	BALOISE HOLDING A.G. (REGISTERED)	537,708	474,288
8,185	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	130,638	513,217
23,691	CLARIANT A.G. (REGISTERED)(b)	375,102	327,015
17,629	CREDIT SUISSE GROUP A.G. (REGISTERED)	483,194	502,497
680	FLUGHAFEN ZUERICH A.G. (REGISTERED)	252,783	263,283
3,339	GAM HOLDING A.G.(b)	20,061	48,642
1,115	GEBERIT A.G. (REGISTERED)(b)	117,053	233,331
174	GIVAUDAN S.A. (REGISTERED)(b)	105,989	167,701
20,245	GLENCORE INTERNATIONAL PLC(b)	131,421	126,092
800	HELVETIA HOLDING A.G. (REGISTERED)	250,112	296,672
3,916	HOLCIM LTD. (REGISTERED)(b)	168,212	255,519
6,304	JULIUS BAER GROUP LTD.(b)	160,169	254,484
967	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	130,800

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
55	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	$90,640	176,696
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	111,651
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	49,141
2,644	LONZA GROUP A.G. (REGISTERED)(b)	154,996	136,670
93,682	NESTLE S.A. (REGISTERED)	3,466,106	5,894,818
87,259	NOVARTIS A.G. (REGISTERED)	3,663,165	4,829,460
38,000	OC OERLIKON CORP. A.G. (REGISTERED)(b)	239,480	336,775
10,461	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)(b)	758,935	1,117,741
14,410	PARGESA HOLDING S.A. (BEARER)	931,106	1,036,035
12,691	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,654,124	2,208,706
8,050	ROCHE HOLDING A.G. ADR(c)	325,501	351,302
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	90,833
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	70,405
121	SGS S.A. (REGISTERED)	130,564	235,383
27	SIKA A.G. (BEARER)	52,140	58,446
1,300	SONOVA HOLDING A.G. (REGISTERED)(b)	84,463	144,447
17,678	STMICROELECTRONICS N.V.	104,708	144,459
635	SULZER A.G. (REGISTERED)	30,609	90,254
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	218,640
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	192,169
4,325	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	360,148	514,584
12,031	SWISS RE A.G.(b)	382,215	768,364
527	SWISSCOM A.G. (REGISTERED)	178,636	213,035
1,832	SYNGENTA A.G. (REGISTERED)(b)	408,030	633,410
63,928	TE CONNECTIVITY LTD.	1,313,889	2,349,354
6,067	TRANSOCEAN LTD.	326,308	331,865
4,513	WOLSELEY PLC	70,476	172,087
35,679	XSTRATA PLC	288,752	609,480
3,515	ZURICH FINANCIAL SERVICES A.G.(b)	622,481	944,674
		20,346,832	29,702,684	8.40%
Thailand:
1,159,566	THAI BEVERAGE PCL	258,736	299,797
		258,736	299,797	0.08%
United Kingdom:
11,608	3I GROUP PLC	38,159	39,734
2,834	ADMIRAL GROUP PLC	35,119	53,805
125,000	AFREN PLC(b)	290,716	266,711
2,907	AGGREKO PLC	87,133	104,617
6,487	AMEC PLC	66,053	114,963
21,888	ANGLO AMERICAN PLC	453,848	818,163
23,400	ANGLO AMERICAN PLC ADR(c)	425,127	440,154
4,811	ANTOFAGASTA PLC	33,978	88,647
27,951	AON CORP.(b)	1,355,818	1,371,276
18,843	ARM HOLDINGS PLC	70,354	178,421
6,432	ASSOCIATED BRITISH FOODS PLC	84,273	125,511
23,490	ASTRAZENECA PLC	827,840	1,044,111
10,000	ASTRAZENECA PLC ADR(c)	461,598	444,900
67,839	AVIVA PLC	252,388	359,698
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	66,744
143,816	BAE SYSTEMS PLC	678,597	689,857
68,000	BALFOUR BEATTY PLC	287,866	310,521
343,366	BARCLAYS PLC	1,217,057	1,291,999
58,418	BG GROUP PLC	917,965	1,352,977
36,463	BHP BILLITON PLC	769,878	1,112,480
11,400	BHP BILLITON PLC ADR(c)	820,712	699,732
335,862	BP PLC	2,264,319	2,484,819
63,994	BRITISH AMERICAN TOBACCO PLC	1,725,235	3,224,735
11,630	BRITISH LAND CO. PLC	61,579	89,270
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	188,871
486,009	BT GROUP PLC	1,158,344	1,759,932
5,069	BUNZL PLC	39,524	81,401
8,202	BURBERRY GROUP PLC	40,549	196,389
15,984	CAIRN ENERGY PLC(b)	57,424	82,603
16,980	CAPITA PLC	162,367	198,939
6,025	CAPITAL & COUNTIES PROPERTIES PLC	6,933	18,483

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	$23,472	31,936
10,534	CARNIVAL PLC	366,702	336,639
31,729	CARPETRIGHT PLC(b)	338,549	347,888
82,257	CENTRICA PLC	290,637	416,279
11,669	COBHAM PLC	30,337	42,760
318,125	COMPASS GROUP PLC	2,125,685	3,335,383
8,154	COMPUTACENTER PLC	60,118	57,515
31,000	COOKSON GROUP PLC	256,589	342,622
108,000	DEBENHAMS PLC	95,208	139,576
107,497	DIAGEO PLC	1,502,614	2,583,367
46,724	DRAX GROUP PLC	346,422	406,924
46,000	EASYJET PLC	327,974	357,430
2,968	ENQUEST PLC(b)	3,713	5,986
11,872	EURASIAN NATURAL RESOURCES CORP. PLC	106,253	112,509
70,094	FIRSTGROUP PLC	356,730	266,493
44,545	G4S PLC	164,814	194,152
94,189	GLAXOSMITHKLINE PLC	1,461,098	2,103,858
17,505	HAMMERSON PLC	69,535	116,362
36,031	HAYS PLC	49,874	48,611
354,483	HSBC HOLDINGS PLC	2,564,079	3,145,626
15,611	ICAP PLC	78,003	98,079
11,465	IMI PLC	43,254	178,336
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	762,639
50,000	INCHCAPE PLC	227,275	300,860
11,958	INMARSAT PLC	92,794	88,039
21,590	INTERCONTINENTAL HOTELS GROUP PLC	336,478	501,757
15,937	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	37,969	45,891
29,641	INTERNATIONAL POWER PLC	84,802	192,010
1,487	INTERTEK GROUP PLC	57,421	59,722
12,127	INVENSYS PLC	29,802	38,600
24,275	INVESTEC PLC	158,102	148,436
98,470	ITV PLC	52,339	139,151
127,306	J. SAINSBURY PLC	664,300	633,874
2,494	JOHNSON MATTHEY PLC	35,938	94,102
8,909	KAZAKHMYS PLC	96,358	129,387
148,414	KINGFISHER PLC	528,953	728,055
3,183	LANCASHIRE HOLDINGS LTD.	33,581	39,965
49,811	LAND SECURITIES GROUP PLC	474,102	575,623
174,802	LEGAL & GENERAL GROUP PLC	205,778	365,424
2,031,640	LLOYDS BANKING GROUP PLC(b)	1,623,613	1,092,008
182,000	LOGICA PLC	343,639	289,939
7,230	LONDON STOCK EXCHANGE GROUP PLC	86,287	119,573
2,131	LONMIN PLC	42,554	34,834
19,449	MAN GROUP PLC	54,322	41,934
63,083	MARKS & SPENCER GROUP PLC	299,740	382,408
5,840	MEGGITT PLC	9,420	37,728
94,729	MICHAEL PAGE INTERNATIONAL PLC	535,663	727,276
21,029	N BROWN GROUP PLC	87,311	78,034
102,322	NATIONAL GRID PLC	871,477	1,031,880
2,148	NEXT PLC	36,823	102,486
110,421	OLD MUTUAL PLC	133,905	280,111
12,536	PEARSON PLC	148,820	233,593
3,761	PETROFAC LTD.	71,320	104,671
1,900	PROVIDENT FINANCIAL PLC	32,564	34,827
53,918	PRUDENTIAL PLC	337,248	644,644
697,433	QINETIQ GROUP PLC	1,339,891	1,777,025
2,185	RANDGOLD RESOURCES LTD.	159,057	187,673
213,034	RAVEN RUSSIA LTD.	169,113	218,926
11,409	RECKITT BENCKISER GROUP PLC	475,436	644,713
208,801	REED ELSEVIER PLC	1,643,561	1,853,535
36,637	RESOLUTION LTD.	143,696	153,121
98,541	REXAM PLC	500,825	674,742
24,886	RIO TINTO PLC	777,698	1,371,657
34,367	ROLLS-ROYCE HOLDINGS PLC(b)	188,587	446,347
106,898	ROYAL BANK OF SCOTLAND GROUP PLC(b)	39,096	47,259
136,259	RSA INSURANCE GROUP PLC	244,217	227,967

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
15,817	SABMILLER PLC	$272,321	634,873
21,731	SAGE GROUP (THE) PLC	74,327	103,996
89,883	SAVILLS PLC	421,989	542,712
5,566	SCHRODERS PLC	79,236	140,662
10,277	SEGRO PLC	36,889	38,596
7,999	SERCO GROUP PLC	42,799	69,408
4,954	SEVERN TRENT PLC	76,220	122,343
14,044	SMITH & NEPHEW PLC	98,628	142,303
5,313	SMITHS GROUP PLC	80,666	89,399
13,000	SPECTRIS PLC	268,445	374,899
18,671	SSE PLC	331,442	396,888
39,430	STANDARD CHARTERED PLC	624,764	983,845
141,103	STANDARD LIFE PLC	386,495	518,409
2,600	SUBSEA 7 S.A.(b)	63,565	68,842
3,419	TATE & LYLE PLC	36,262	38,553
264,000	TAYLOR WIMPEY PLC(b)	169,813	217,464
340,023	TESCO PLC	1,728,519	1,794,723
18,836	TULLOW OIL PLC	298,063	460,048
2,333	UBM PLC	13,794	23,360
24,180	UNILEVER PLC	542,801	798,254
56,358	UNILEVER PLC ADR(c)	1,495,236	1,862,632
10,541	UNITED UTILITIES GROUP PLC	80,109	101,413
6,150	VEDANTA RESOURCES PLC	116,202	120,795
928,295	VODAFONE GROUP PLC	1,671,709	2,556,786
25,000	VODAFONE GROUP PLC ADR(c)	642,331	691,750
1,377	WEIR GROUP (THE) PLC	42,650	38,851
3,994	WHITBREAD PLC	87,292	117,800
76,000	WILLIAM HILL PLC	274,578	317,756
42,339	WM MORRISON SUPERMARKETS PLC	156,009	201,805
		49,682,956	65,220,405	18.43%
United States:
49,413	ARCH CAPITAL GROUP LTD.(b)	953,677	1,840,140
9,091	BROOKFIELD OFFICE PROPERTIES, INC. (NEW YORK EXCHANGE)	84,537	158,638
3,384	KRAFT FOODS, INC., CLASS A	10,684	128,626
31,455	SIGNET JEWELERS LTD.	609,700	1,487,192
1,300	SIMS METAL MANAGEMENT LTD.	14,504	19,775
1,159	SYNTHES, INC. (REGISTERED)(d)	141,368	201,067
		1,814,470	3,835,438	1.08%
	Sub-total Common Stocks:	258,845,429	337,733,862	95.46%
Preferred Stocks:
Brazil:
14,200	PETROLEO BRASILEIRO S.A. ADR(c)	448,224	362,952
11,000	VALE S.A. ADR(c)	172,837	249,590
		621,061	612,542	0.18%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	90,343
2,360	HENKEL A.G. & CO. KGAA	60,940	172,928
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	205,261
21,977	PROSIEBENSAT.1 MEDIA A.G.	399,419	564,825
3,746	RWE A.G. (NON VOTING)	104,122	164,697
2,665	VOLKSWAGEN A.G.	183,670	468,642
		956,908	1,666,696	0.47%
	Sub-total Preferred Stocks:	1,577,969	2,279,238	0.65%
Corporate Bonds:
United Kingdom:
215,453	HSBC BANK PLC(b)	891,304	1,281,870
	Sub-total Corporate Bonds:	891,304	1,281,870	0.36%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)	-	-
	Sub-total Rights:	-	-	0.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
9,049,296	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	$9,049,296	9,049,296
	Sub-total Short-Term Investments:	9,049,296	9,049,296	2.56%
	Grand total(f)	$270,363,998	350,344,266	99.03%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.20% of net assets.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $2,073,315 with net purchases of approximately $6,975,981 during the three months ended March 31, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(f)

At March 31, 2012, the cost for Federal income tax purposes was $271,100,468. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$86,334,243
Gross unrealized depreciation	(7,090,445)
Net unrealized appreciation	$79,243,798

At March 31, 2012, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	13.50%
Consumer Staples	11.82
Energy	8.67
Financials	21.88
Health Care	7.79
Industrials	13.71
Information Technology	4.85
Materials	10.03
Telecommunication Services	4.26
Utilities	3.49
100.00%

At March 31, 2012, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.90%
British Pound	19.65
Japanese Yen	18.27
United States Dollar	13.42
Swiss Franc	7.57
Australian Dollar	5.87
All other currencies less than 5%	12.32
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2012

At March 31, 2012, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)	Counterparty

Australian Dollar	339	United States Dollar	350	4/2/12	$(1)	Northern Trust
Danish Krone	44,631	United States Dollar	7,958	4/2/12	(41)	Northern Trust
Danish Krone	8,632	United States Dollar	1,540	4/2/12	(7)	Northern Trust
Euro	24,560	Swedish Krona	217,000	4/2/12	40	Northern Trust
Euro	12,466	United States Dollar	16,528	4/2/12	(97)	Northern Trust
Hong Kong Dollar	41,562	United States Dollar	5,353	4/2/12	1	Northern Trust
Japanese Yen	58,590	United States Dollar	711	4/2/12	3	Northern Trust
Japanese Yen	70,680	United States Dollar	858	4/2/12	4	Northern Trust
Japanese Yen	74,074	United States Dollar	899	4/2/12	4	Northern Trust
Japanese Yen	154,008	United States Dollar	1,869	4/2/12	9	Northern Trust
Japanese Yen	199,950	United States Dollar	2,427	4/2/12	11	Northern Trust
Swiss Franc	24,108	Euro	20,000	4/2/12	(33)	Northern Trust
Australian Dollar	208	United States Dollar	216	4/3/12	1	Northern Trust
Australian Dollar	3,603	United States Dollar	3,737	4/3/12	7	Northern Trust
Euro	15,401	United States Dollar	20,554	4/3/12	13	Northern Trust
Hong Kong Dollar	21,850	United States Dollar	2,814	4/3/12	1	Northern Trust
Japanese Yen	35,340	United States Dollar	427	4/3/12	-*	Northern Trust
Japanese Yen	37,665	United States Dollar	455	4/3/12	-*	Northern Trust
Swiss Franc	3,828	United States Dollar	4,239	4/3/12	(2)	Northern Trust
United States Dollar	10,581	Swiss Franc	9,615	4/3/12	71	Northern Trust
Japanese Yen	413,462	United States Dollar	5,041	4/4/12	46	Northern Trust
United States Dollar	50,148	Euro	37,576	4/4/12	(32)	Northern Trust
Japanese Yen	340,902,863	United States Dollar	4,370,718	8/16/12	246,051	Northern Trust
					$246,049

*	Amount rounds to less than one thousand.

The Clearwater International Fund did not have any spot foreign currency transactions outstanding as of March 31, 2012.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
March 31, 2012

On January 1, 2012, the Clearwater International Fund (the “International Fund”) adopted all disclosures required by Accounting Standards Update No. 2011-04, which are reflected in this Schedule of Investments.

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the International Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are deteremined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments and other financial instruments of the International Fund as of March 31, 2012, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$44,750,733	$—	$—	$44,750,733
Consumer Staples	40,157,705	—	—	40,157,705
Energy	29,237,776	—	—	29,237,776
Financials	73,395,483	—	—	73,395,483
Health Care	26,599,982	—	—	26,599,982
Industrials	46,784,285	—	—	46,784,285
Information Technology	16,542,876	—	—	16,542,876
Materials	33,960,044	—	13,502	33,973,546
Telecommunication Services	14,551,606	—	—	14,551,606
Utilities	11,739,870	—	—	11,739,870
Preferred Stocks
Consumer Discretionary	1,329,071	—	—	1,329,071
Consumer Staples	172,928	—	—	172,928
Energy	362,952	—	—	362,952
Materials	249,590	—	—	249,590
Utilities	164,697	—	—	164,697
Rights	—	—	—	—
Corporate Bonds
Financials	—	1,281,870	—	1,281,870
Short-Term Investments	9,049,296	—	—	9,049,296
Total	$349,048,894	$1,281,870	$13,502	$350,344,266

For the International Fund, 100% of the investment value is comprised of equity securities, corporate bonds, rights, and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. As of March 31, 2012, the Valuation Committee determined the fair valuation of a common stock based on inputs such as the last traded price at the time trading was suspended for the security and considerations of any other events relevant to fair value. This investment has been classified as a Level 3 instrument.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
March 31, 2012

Quantitative Information about Level 3 Fair Value Measurement:(1)

	Fair Value at 3/31/12	Valuation Technique	Unobservable Input	Pricing in U.S. dollars

Materials	$13,502	Market Approach	Last traded price from a primary pricing service provider, provided at the time trading was suspended by the Ontario Securities Commission.	4.822

(1)

As the International Fund’s Level 3 assets are below one percent of the International Fund’s net assets on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

The International Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2012, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$246,262	$—	$246,262
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(213)	$—	$(213)
Total Other Financial Instruments	$—	$246,049	$—	$246,049

The forward foreign currency exchange contracts outstanding at March 31, 2012 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Materials
Balance as of 12/31/11	$13,218
Realized Gains	—
Realized Losses	—
Change in Unrealized Appreciation	284
Change in Unrealized Depreciation	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/12	$13,502

The amount of change in net unrealized gain on investments in Level 3 securities still held at March 31, 2012, was $284.

(Continued)

CLEARWATER INVESTMENT TRUST
 Schedule of Investments – Clearwater International Fund (unaudited)
March 31, 2012

(Continued)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date:	May 25, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date:	May 25, 2012

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Treasurer (Principal Financial Officer)

Date:	May 25, 2012